     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2004


                                                       REGISTRATION NO. 33-43654
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                        POST-EFFECTIVE AMENDMENT NO. 23                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)


                            222 BROADWAY, 14TH FLOOR


                            NEW YORK, NEW YORK 10038

                                 (800) 333-6524
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485

         (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2004


        ML of New York Variable Annuity Separate Account A ("Account A")

                                      and

        ML of New York Variable Annuity Separate Account B ("Account B")


         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as

  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT ("THE
                                   CONTRACT")

                                   issued by
            ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")

                           HOME OFFICE: 222 Broadway,


                                   14th Floor


                            New York, New York 10038


                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to the Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Basic Value V.I. Fund
      -  Core Bond V.I. Fund
      -  Domestic Money Market V.I. Fund
      -  Fundamental Growth V.I. Fund
      -  Global Allocation V.I. Fund
      -  Global Growth V.I. Fund
      -  Government Bond V.I. Fund
      -  High Current Income V.I. Fund
      -  Index 500 V.I. Fund

      -  International Value V.I. Fund

      -  Large Cap Core V.I. Fund

      -  Large Cap Growth V.I. Fund

      -  Large Cap Value V.I. Fund

      -  Small Cap Value V.I. Fund

-  MLIG VARIABLE INSURANCE TRUST
      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JP Morgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio
      -  Roszel/PIMCO CCM Capital Appreciation Portfolio
      -  Roszel/PIMCO Small Cap Value Portfolio
      -  Roszel/Seligman Mid Cap Growth Portfolio
-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. Capital Appreciation Fund
      -  AIM V.I. Premier Equity Fund
-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      -  AllianceBernstein Premier Growth Portfolio
      -  AllianceBernstein Technology Portfolio
-  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      -  VP International Fund

      -  VP Ultra(R) Fund

-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio

-  FEDERATED INSURANCE SERIES


      -  Federated Capital Appreciation Fund II


      -  Federated Kaufmann Fund II


-  MFS(R) VARIABLE INSURANCE TRUST(SM)

      -  MFS Emerging Growth Series

-  PIMCO ADVISORS VIT


      -  PEA Renaissance Portfolio

-  PIMCO VARIABLE INSURANCE TRUST
      -  Total Return Portfolio

-  VAN KAMPEN LIFE INVESTMENT TRUST


      -  Comstock Portfolio


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges, including a sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write the Service Center at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 59 of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE MLIG VARIABLE INSURANCE TRUST, THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE FEDERATED INSURANCE SERIES, THE MFS(R) VARIABLE INSURANCE TRUST(SM), THE PIMCO ADVISORS VIT, THE PIMCO VARIABLE INSURANCE TRUST, AND THE VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Accounts..............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
     Mortality & Expense Risk Charge........................     9
     Sales Charge...........................................     9
     Administration Charge..................................     9
     Contract Maintenance Charge............................     9
     Guaranteed Minimum Income Benefit Fee..................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................    10
  Transfers.................................................    10
     Transfers Among Account A Subaccounts..................    10
     Transfers From Account A to Account B..................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    11
  Annuity Payments..........................................    11
  Guaranteed Minimum Income Benefit.........................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    14
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    15
THE ACCOUNTS................................................    15
  Segregation of Account Assets.............................    15
  Number of Subaccounts; Subaccount Investments.............    16
INVESTMENTS OF THE ACCOUNTS.................................    16
  General Information and Investment Risks..................    16
  Merrill Lynch Variable Series Funds, Inc. ................    17
     American Balanced V.I. Fund............................    17
     Basic Value V.I. Fund..................................    17
     Core Bond V.I. Fund....................................    17
     Domestic Money Market V.I. Fund........................    17
     Fundamental Growth V.I. Fund...........................    17
     Global Allocation V.I. Fund............................    18
     Global Growth V.I. Fund................................    18
     Government Bond V.I. Fund..............................    18
     High Current Income V.I. Fund..........................    18
     Index 500 V.I. Fund....................................    18
     International Value V.I. Fund..........................    18
     Large Cap Core V.I. Fund...............................    18
     Large Cap Growth V.I. Fund.............................    18
     Large Cap Value V.I. Fund..............................    18
     Small Cap Value V.I. Fund..............................    19
     Utilities and Telecommunications V.I. Fund.............    19
  MLIG Variable Insurance Trust.............................    19
     Roszel/Delaware Trend Portfolio........................    19
     Roszel/JP Morgan Small Cap Growth Portfolio............    19
     Roszel/Lord Abbett Affiliated Portfolio................    19
     Roszel/Lord Abbett Mid Cap Value Portfolio.............    19
     Roszel/PIMCO CCM Capital Appreciation Portfolio........    19
     Roszel/PIMCO Small Cap Value Portfolio.................    20
     Roszel/Seligman Mid Cap Growth Portfolio...............    20
  AIM Variable Insurance Funds..............................    20
     AIM V.I. Capital Appreciation Fund.....................    20
     AIM V.I. Premier Equity Fund...........................    20
  AllianceBernstein Variable Products Series Fund, Inc. ....    20

                                                              PAGE
                                                              ----
     AllianceBernstein Premier Growth Portfolio.............    20
     AllianceBernstein Technology Portfolio.................    21
  American Century Variable Portfolios, Inc. ...............    21
     VP International Fund..................................    21
     VP Ultra(R) Fund.......................................    21
  Davis Variable Account Fund, Inc. ........................    21
     Davis Value Portfolio..................................    21
  Federated Insurance Series................................    21
     Federated Capital Appreciation Fund II.................    22
     Federated Kaufmann Fund II.............................    22
  MFS(R) Variable Insurance Trust(SM).......................    22
     MFS Emerging Growth Series.............................    22
  PIMCO Advisors VIT........................................    22
     PEA Renaissance Portfolio..............................    22
  PIMCO Variable Insurance Trust............................    22
     Total Return Portfolio.................................    23
  Van Kampen Life Investment Trust..........................    23
     Comstock Portfolio.....................................    23
  Purchases and Redemptions of Fund Shares; Reinvestment....    23
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................    23
CHARGES AND DEDUCTIONS......................................    24
  Mortality and Expense Risk Charge.........................    24
  Sales Charge..............................................    24
     When Imposed...........................................    24
     Amount of Charge.......................................    25
     How the Sales Charge Works.............................    25
     How Deducted...........................................    25
     Pro Rata Deductions....................................    25
  Administration Charge.....................................    26
  Contract Maintenance Charge...............................    26
  GMIB Fee..................................................    26
  Other Charges.............................................    26
     Transfer Charges.......................................    26
     Tax Charges............................................    26
     Fund Expenses..........................................    27
     Retirement Plus Advisor Fees...........................    27
  Premium Taxes.............................................    27
FEATURES AND BENEFITS OF THE CONTRACT.......................    27
  Ownership of The Contract.................................    27
  Issuing The Contract......................................    28
     Issue Age..............................................    28
     Information We Need To Issue The Contract..............    28
     Ten Day Right to Review................................    28
  Premiums..................................................    28
     Minimum and Maximum Premiums...........................    28
     How to Make Payments...................................    28
     Premium Investments....................................    29
  Accumulation Units........................................    29
     How are My Contract Transactions Priced?...............    29
     How Do We Determine the Number of Units?...............    30
  Death of Annuitant Prior to Annuity Date..................    30
  Transfers.................................................    30
     Transfers Within Account A.............................    30
     Disruptive Trading.....................................    31
  Dollar Cost Averaging.....................................    32
     What Is It?............................................    32
     Minimum Amounts........................................    32
     When Do We Make DCA Transfers?.........................    32
  Merrill Lynch Retirement Plus Advisor(SM).................    32
     Fees and Charges for RPA...............................    33
  Transfers From Account A to Account B.....................    33
  Withdrawals and Surrenders................................    33

                                                              PAGE
                                                              ----
     When and How Withdrawals are Made......................    33
     Lump Sum Withdrawals...................................    33
     Systematic Withdrawals from Account A..................    34
     Automatic Withdrawals from Account B...................    35
     Minimum Amounts........................................    35
     Surrenders.............................................    35
  Payments to Contract Owners...............................    35
  Contract Changes..........................................    36
  Death Benefit.............................................    36
  Spousal Continuation Step-up..............................    37
  Annuity Payments..........................................    38
  Annuity Options...........................................    38
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    39
     Payments of a Fixed Amount.............................    39
     Payments for a Fixed Period............................    39
     Life Annuity...........................................    39
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................    39
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    39
     Joint and Survivor Life Annuity........................    40
     Individual Retirement Account Annuity..................    40
  Guaranteed Minimum Income Benefit.........................    40
     General................................................    40
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................    40
     Electing to Receive Income Payments....................    42
     Change of Annuitant....................................    42
     GMIB Fee...............................................    42
     Termination of the GMIB Rider..........................    43
  Gender-based Annuity Purchase Rates.......................    43
FEDERAL INCOME TAXES........................................    43
  Federal Income Taxes......................................    43
  Tax Status of the Contract................................    43
  Taxation of Annuities.....................................    44
  Penalty Tax on Some Withdrawals...........................    45
  Transfers, Assignments, or Exchanges of a Contract........    45
  Withholding...............................................    45
  Multiple Contracts........................................    45
  Possible Changes In Taxation..............................    45
  Possible Charge For Our Taxes.............................    46
  Foreign Tax Credits.......................................    46
  Taxation of Qualified Contracts...........................    46
  Individual Retirement Annuities...........................    46
     Traditional IRAs.......................................    46
     Roth IRAs..............................................    46
     Other Tax Issues For IRAs and Roth IRAs................    47
  Tax Sheltered Annuities...................................    47
OTHER INFORMATION...........................................    47
  Notices and Elections.....................................    47
  Voting Rights.............................................    48
  Reports to Contract Owners................................    48
  Selling the Contract......................................    48
  State Regulation..........................................    49
  Legal Proceedings.........................................    49
  Experts...................................................    49
  Legal Matters.............................................    50
  Registration Statements...................................    50
ACCUMULATION UNIT VALUES....................................    51
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    59

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."


PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity Contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 35 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value V.I. Fund
     - Core Bond V.I. Fund

     - Domestic Money Market V.I. Fund*

     - Fundamental Growth V.I. Fund
     - Global Allocation V.I. Fund
     - Global Growth V.I. Fund
     - Government Bond V.I. Fund
     - High Current Income V.I. Fund
     - Index 500 V.I. Fund

     - International Value V.I. Fund

     - Large Cap Core V.I. Fund

     - Large Cap Growth V.I. Fund

     - Large Cap Value V.I. Fund

     - Small Cap Value V.I. Fund


- MLIG VARIABLE INSURANCE TRUST
     - Roszel/Delaware Trend Portfolio
     - Roszel/JP Morgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio
     - Roszel/PIMCO CCM Capital Appreciation Portfolio
     - Roszel/PIMCO Small Cap Value Portfolio
     - Roszel/Seligman Mid Cap Growth Portfolio

- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Premier Equity Fund

- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     - AllianceBernstein Premier Growth Portfolio
     - AllianceBernstein Technology Portfolio

- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund

     - VP Ultra(R) Fund


- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio


- FEDERATED INSURANCE SERIES


     - Federated Capital Appreciation Fund II


     - Federated Kaufmann Fund II


- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS Emerging Growth Series


- PIMCO ADVISORS VIT


     - PEA Renaissance Portfolio


- PIMCO VARIABLE INSURANCE TRUST
     - Total Return Portfolio


- VAN KAMPEN LIFE INVESTMENT TRUST


     - Comstock Portfolio



* Available both through Account A and Account B.

We have closed the subaccounts investing in the American Balanced V.I. Fund and the Utilities and Telecommunications V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. to allocations of new premium payments and transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.

FEES AND CHARGES

  MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

  SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

  ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

  CONTRACT MAINTENANCE CHARGE

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")


On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.


  PREMIUM TAXES

On the annuity date we may deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS

  TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the ML American Balanced V.I. Subaccount and the ML Utilities and
Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Account A ML Domestic Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (see "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)"). We may impose additional restrictions on transfers. (See "Transfers -- Disruptive Trading".)


  TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS

You can withdraw money from the Contract six times each contract year.

Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the first six lump sum withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Each withdrawal counts as one of the six permitted each contract year. (See "Lump Sum Withdrawals".)

Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Currently, if you are age 80 or under on the date of issue, the death benefit equals the greatest of:

(1) premiums paid less any withdrawals,
(2) the contract value, or
(3) the maximum death benefit value.

If you are over age 80 on the date of issue, the death benefit equals the greater of:

(1) premiums paid less any withdrawals, or
(2) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B.

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".

TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................     7%
Transfer Fee(2).............................................    $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Maintenance Charge(3).......................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  ACCOUNT A:
       Mortality and Expense Risk Charge....................   1.25%
       Administration Charge................................   0.10%
                                                               -----
       Total Account A Annual Expenses......................   1.35%
  ACCOUNT B:
       Mortality and Expense Risk Charge....................   0.65%
       Administration Charge................................   0.00%
                                                               -----
       Total Account B Annual Expenses......................   0.65%
Annual Charge for Optional Rider:
     Guaranteed Minimum Income Benefit(4)...................   0.40%

---------------

(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

COMPLETE YEARS ELAPSED SINCE  CHARGE AS A PERCENTAGE
PAYMENT OF PREMIUM             OF PREMIUM WITHDRAWN
----------------------------  ----------------------
          0 years                        7%
          1 year                         6%
          2 years                        5%
          3 years                        4%
          4 years                        3%
          5 years                        2%
          6 years                        1%
      7 or more years                    0%

(2) There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

(3) The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.


(4) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(total of all expenses that are deducted from Fund assets,
  including management fees, 12b-1 fees, and other
  expenses).................................................    .38%    --    3.645%(6)


---------------


(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(6) The maximum expenses shown are for the Federated Kaufmann Fund II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, and shareholder services fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) are expected to be 1.50% for the fiscal year ending December 31, 2004.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $1,182   $2,107    $3,034     $5,524


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $  875   $1,190    $1,500     $2,602

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $  556   $1,666    $2,773     $5,524


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $  225   $  697    $1,200     $2,602



The Examples reflect the $40 contract maintenance charge as 0.0361% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of .40% of the GMIB Benefit Base collected at the end of each quarter. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.


Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of an Account A subaccount (besides the Account A ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A ML Domestic Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.


NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS



There are 35 subaccounts currently available under the Contract. Of these, 34 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the ML Domestic Money Market V.I. Fund, which is also available through a subaccount in Account
A. Two subaccounts previously available through Account A (the ML American Balanced V.I. Subaccount and the ML Utilities and Telecommunications V.I. Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Advisors VIT; the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.



                          INVESTMENTS OF THE ACCOUNTS



GENERAL INFORMATION AND INVESTMENT RISKS



Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered to certain pension or retirement plans.



The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.375%.



Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.



MERRILL LYNCH VARIABLE SERIES FUNDS, INC.



The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of 16 of its separate investment mutual fund portfolios under the Contract, two of which are closed to allocations of premiums and contract value. The ML Domestic Money Market V.I. Fund is available both through Account A and Account B.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $513 billion in investment company and other portfolio assets under management as of March 31, 2004. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



AMERICAN BALANCED V.I. FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.



BASIC VALUE V.I. FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



CORE BOND V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund. The Domestic Money Market V.I. Fund is available through Account A and Account B.



FUNDAMENTAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will generally invest at least 65% of its total assets in equity securities.

GLOBAL ALLOCATION V.I. FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in North and South America, Europe, Australia, and the Far East.



Effective following the close of business on November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Global Allocation V.I. Fund.



GLOBAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.



GOVERNMENT BOND V.I. FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Treasury or U.S. government agencies and by instrumentalities.



HIGH CURRENT INCOME V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.



INDEX 500 V.I. FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



INTERNATIONAL VALUE V.I. FUND. This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund of the Mercury Variable Trust was merged with and into the International Value V.I. Fund.



LARGE CAP CORE V.I. FUND. This Fund seeks to achieve high total investment return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stock of companies the adviser selects from among those included in the Russell 1000 Index(R). The Fund uses an investment approach that blends growth and value.



LARGE CAP GROWTH V.I. FUND. This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management believes have good prospects for earnings growth.



Effective following the close of business on November 21, 2003, the Merrill Lynch Focus Twenty V.I. Fund of the Merrill Variable Funds, and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Large Cap Growth V.I. Fund.



LARGE CAP VALUE V.I. FUND. This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large-cap companies and included in the Russell 1000 Index(R) that Fund management believes are undervalued.

SMALL CAP VALUE V.I. FUND. This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small cap companies and emerging growth companies that Fund management believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND. This Fund seeks both capital appreciation and current income through investment of at least 80% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.



MLIG VARIABLE INSURANCE TRUST



The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 7 of its separate investment portfolios under the Contract. Roszel Advisors, LLC ("Roszel Advisors"), located at 1300 Merrill Lynch Drive, Pennington, New Jersey 08534, serves as the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.



Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio of the AllianceBernstein Fund. The AllianceBernstein Quasar Portfolio is no longer available under the Contract.



ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Investment Management Inc.



ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and Cadence Capital Management LLC.



Effective following the close of business on November 21, 2003, the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS Trust. The MFS(R) Research Series is no longer available under the Contract.



ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.



ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.



AIM VARIABLE INSURANCE FUNDS



The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.



A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios under the Contract.



Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.

ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO. This Fund seeks capital appreciation by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in different industries, and in both established companies and new or unseasoned companies.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



The American Century Portfolios is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of two of its separate investment portfolios under the Contract. American Century Investment Management, Inc. ("ACIM"), located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. As the investment adviser, ACIM is paid fees by the Funds for its services. A summary of the investment objectives and strategies for these Funds is set forth below.



VP INTERNATIONAL FUND. This Fund seeks capital growth. The Fund invests in companies with earnings and revenue growth that Fund management believes will increase in value over time. Ideally, Fund management seeks companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Fund management also strives to diversify by investing across different developed countries and geographical areas. Investing internationally involves special risks such as political instability and currency fluctuations.



VP ULTRA(R) FUND. This Fund seeks long-term capital growth. The fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by ACIM. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.



DAVIS VARIABLE ACCOUNT FUND, INC.



The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its separate investment portfolios under the Contract.



Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, serves as investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for this Fund is set forth below.



DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.



FEDERATED INSURANCE SERIES



The Federated Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Primary Shares of two of its separate investment portfolios under the Contract.



Federated Equity Management Company of Pennsylvania ("FEMCOPA"), located at Federated Investors Tower, 1001 Liberty Ave., Pittsburgh, PA 15222-3779, serves as investment adviser to the Federated Series. FEMCOPA is a subsidiary of Federated Investors, Inc. As the investment adviser, FEMCOPA is paid fees by the Funds for its services. Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is the subadviser for the Federated Kaufmann Fund II. FEMCOPA pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



FEDERATED CAPITAL APPRECIATION FUND II. This Fund seeks capital appreciation. The Fund pursues its investment objective by investing primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.



FEDERATED KAUFMANN FUND II. This Fund seeks capital appreciation. To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.



MFS(R) VARIABLE INSURANCE TRUST(SM)



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of one of its separate investment portfolios under the Contract.



MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



MFS(R) EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



PIMCO ADVISORS VIT



PIMCO Advisors VIT is registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It currently offers shares of one of its separate investment portfolios under the Contract.



OpCap Advisors LLC ("OpCap Advisors"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to the Fund. OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm. As the investment adviser, OpCap Advisors is paid fees by the Fund for its services. OpCap Advisors has retained PEA Capital LLC as the subadviser for the Fund. OpCap Advisors pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.



PEA RENAISSANCE PORTFOLIO. This Fund seeks long term capital appreciation and income. The Fund invests, under normal conditions, at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (i.e., dividend-paying) stocks.



PIMCO VARIABLE INSURANCE TRUST



The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its separate investment portfolios under the Contract.

Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.



TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three-to six-year time frame based on PIMCO's forecast for interest rates.



VAN KAMPEN LIFE INVESTMENT TRUST



The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of one of its separate investment portfolios under the Contract.



Van Kampen Asset Management ("Van Kampen Management"), located at 1221 Avenue of the Americas, New York, New York 10020, serves as the portfolio's investment adviser, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments, Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



COMSTOCK PORTFOLIO. This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS


It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.



We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion.

However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

     WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through the first six lump-sum withdrawals from Account A in a contract year or through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE
  YEARS ELAPSED                                                                  CONTINGENT
  SINCE PREMIUM                                                                   DEFERRED
     WAS PAID                                                                   SALES CHARGE
------------------                                                              ------------
        0           ..........................................................       7%
        1           ..........................................................       6%
        2           ..........................................................       5%
        3           ..........................................................       4%
        4           ..........................................................       3%
        5           ..........................................................       2%
        6           ..........................................................       1%
        7           ..........................................................       0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

--------------------------------------------------------------------------------

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through six lump sum withdrawals three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

--------------------------------------------------------------------------------

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

--------------------------------------------------------------------------------

                              PRO RATA DEDUCTIONS

Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the ML Basic Value V.I. Subaccount, and $40,000 is in the ML Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840 -- 60% of $1400 -- is deducted from the ML Basic Value V.I. Subaccount and $560 -- 40% of $1400 -- is deducted from the ML Fundamental Growth V.I. Subaccount.

--------------------------------------------------------------------------------

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the Contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

GMIB FEE

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.40% of the GMIB Benefit Base divided by 12. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes, if applicable, when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we may deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code ("IRC") requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to the Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified

Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We require you to complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the date of issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $5,000 or more on a nonqualified Contract or a tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such Account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to the Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the Account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the ML Domestic Money Market V.I. Subaccount on the date of issue. We'll place subsequent premiums allocated to Account B in the ML Domestic Money Market V.I. Subaccount as of the end of the valuation period in which the Service Center receives them.

Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Core Bond V.I. Subaccount, 58% allocated to the ML High Current Income V.I. Subaccount, and 30% allocated to the ML Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the ML Core Bond V.I. Subaccount and 66 2/3% to the ML High Current Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

--------------------------------------------------------------------------------

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after the Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

-------------------------------------------------------------------------------

When we establish a subaccount, we arbitrarily set an initial value for an accumulation unit (usually $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the ML Core Bond V.I. Subaccount may be transferred to the ML High Current Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the ML Core Bond V.I. Subaccount may be transferred to the ML High Current Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)



     DISRUPTIVE TRADING



Frequent or short-term transfers among Account A subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.



Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. We will notify any such contract owner in writing (by mail to the address of record on file with us) of the restrictions that will apply to future transfers under a Contract. Such contract owners will receive one warning prior to imposition of any restrictions on transfers. Potential transfer restrictions may include refusing to execute future transfer requests that violate our Disruptive Trading Procedures or requiring all future transfer requests to be submitted through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, or other electronic means). Because we have adopted our Disruptive Trading Procedures as a prophylactic measure to protect contract owners from the potential adverse effects of harmful trading activity, please keep in mind that we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or Federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Accounts, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive activities.

DOLLAR COST AVERAGING

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from the Account A ML Domestic Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can't use DCA.

     MINIMUM AMOUNTS

To elect DCA, you need to have a minimum amount of money in the Account A ML Domestic Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A ML Domestic Money Market V.I. Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. After we receive your request at the Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six transfers permitted each year under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

     FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the ML Domestic Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

     LUMP SUM WITHDRAWALS

We don't impose a sales charge on the first six lump-sum withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes.") Each withdrawal counts as one of the six withdrawals permitted from the Contract each contract year.


EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2004. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2005 due to positive investment performance. On that date, you withdraw $20,000.



The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) - $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 - $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.



Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to the Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


We don't impose sales charges on any withdrawals from Account B. Lump-sum withdrawals from Account B count toward the 6 withdrawals permitted each contract year. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

     SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the six lump sum withdrawals from Account A and the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

     AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting the Service Center. These automatic withdrawals are in addition to the six withdrawals permitted each contract year under the Contract.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to the Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of the Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Appropriate laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date. Death Benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)

If the age of an owner (or the annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date. Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds.") If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary.

If you are age 80 or under on the Contract date of issue, the death benefit equals the greatest of:

     (a) premiums paid less any withdrawals,

     (b) the contract value, or

     (c) the maximum death benefit value.

If you are over age 80 on the Contract date of issue, the death benefit equals the greater of:

     (a) premiums paid less any withdrawals, or

     (b) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B. We calculate each anniversary value of Account A as follows:

     - the value of Account A on the date of issue and each contract anniversary thereafter; plus

     - premium payments you allocated to Account A since the date of issue or that anniversary; less

     - withdrawals and transfers from Account A since the date of issue or that anniversary.

After age 80, the greatest anniversary value of Account A equals the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

Example: Assume you are below age 80 at issue, and you made no allocations to Account B. Your maximum death benefit values, based on hypothetical values of Account A* and the contract transactions shown, are illustrated below:


                                                                          MAXIMUM
              TRANSACTIONS                 ANNIVERSARY VALUES              DEATH                PREMIUMS
         ----------------------   -------------------------------------   BENEFIT   CONTRACT      LESS        DEATH
DATE     PREMIUMS   WITHDRAWALS   1/1/07    1/1/08    1/1/09    1/1/10     VALUE     VALUE     WITHDRAWALS   BENEFITS
------   --------   -----------   -------   -------   -------   -------   -------   --------   -----------   --------
1/1/05   100,000                  100,000                                            100,000    100,000      100,000
                                                                          100,000
1/1/08                            100,000   105,000                                  105,000    100,000      105,000
                                                                          105,000
6/1/08    10,000                  110,000   115,000                                  114,000    110,000      115,000
                                                                          115,000
7/1/08                 5,000      105,000   110,000                                  112,000    105,000      112,000
                                                                          110,000
1/1/09                            105,000   110,000   109,000                        109,000    105,000      110,000
                                                                          110,000
1/1/10                            105,000   110,000   109,000   112,000              112,000    105,000      112,000
                                                                          112,000


For Contracts issued on a joint ownership basis, we calculate the greatest anniversary value based on the period of time through the earlier of:

     (a) the older co-owner attaining age 80; or

     (b) the anniversary on or prior to either co-owner's date of death.

If the contract owner changes, we will not increase the period of time during which we use anniversary values to determine the maximum death benefit value. Subsequent changes could shorten the period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, we will base the period of time used in the calculation of the maximum death benefit value on the age of the new contract owner when the owner changes. If the new contract owner is over attained age 80 when the owner changes, we will calculate the maximum death benefit value based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, we use the annuitant's age, rather than the contract owner's age, to determine the period of time used in the calculation of the maximum death benefit value.

SPOUSAL CONTINUATION STEP-UP


If the owner dies and the surviving spouse elects to continue the Contract, we will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. The increase will be applied to each subaccount then available for allocations of premiums and transfers based on the ratio of your contract value in each subaccount to your contract value prior to the increase.



Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



We determine the death benefit as of the date we receive certain information at the Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her


---------------
* Account Anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There is, of course, no assurance that Account A will experience positive investment performance.

share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

-------------------------------------------------------------------------------

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

-------------------------------------------------------------------------------

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum. Interest will be credited at our current rate for this option, but will not exceed 3%.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS.

If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

      (i) equals the GMIB Benefit Base (less premium taxes applicable to Account
          A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB annuity purchase rates");

      (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and

     (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

     - GMIB Maximum Anniversary Value for Account A; and

     - GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

      (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and

      (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.

     ELECTING TO RECEIVE INCOME PAYMENTS

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code ("IRC") and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the

Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The nonqualified Contracts are designed to comply with section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

PARTIAL WITHDRAWALS AND SURRENDERS. When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because an owner or annuitant (if the owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if the owner isn't an individual)

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includable in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provision, adversely affects the qualification of the policy as an IRA or Roth IRA.

TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.



Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.


VOTING RIGHTS

We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning

     (1) the election of a Fund's Board of Directors;

     (2) ratification of a Fund's independent accountant;

     (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

     (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

     (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc. licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.



We pay commissions to Merrill Lynch Life Agency Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial

Advisors a portion of the commissions it receives from Merrill Lynch Life Agency Inc. for the sales of the Contracts. Merrill Lynch Life Agency Inc. also pays the District Annuity Specialists a portion of the commissions it receives for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to Merrill Lynch Life Agency Inc. is 5.10% of each premium and up to 0.85% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates' employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.18% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS

The financial statements of the Accounts as of December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and our financial statements as of December 31, 2003 and

2002 and for each of the three years in the period ended December 31, 2003, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                                   AMERICAN BALANCED V.I.*
                                      ---------------------------------------------------------------------------------
                                      1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period...........  $   15.16   $   17.81   $   19.49   $   20.09   $   18.73   $   16.72   $   14.47
(2) Accumulation unit value at end
      of period.....................  $   18.19   $   15.16   $   17.81   $   19.49   $   20.09   $   18.73   $   16.72
(3) Number of accumulation units
      outstanding at end of
      period........................  462,527.5   531,917.0   633,777.7   586,605.5   703,298.5   805,270.1   935,102.6

                                              AMERICAN BALANCED V.I.*                       BALANCED CAPITAL FOCUS*
                                      ---------------------------------------   -----------------------------------------------
                                       1/1/96 TO     1/1/95 TO     1/1/94 TO    1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98** TO
                                       12/31/96      12/31/95      12/31/94     12/31/01    12/31/00    12/31/99     12/31/98
                                      -----------   -----------   -----------   ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     13.37   $     11.21   $     11.88    $10.82     $   10.30   $    9.68    $   10.00
(2) Accumulation unit value at end
      of period.....................  $     14.47   $     13.37   $     11.21         *     $   10.82   $   10.30    $    9.68
(3) Number of accumulation units
      outstanding at end of
      period........................  1,196,131.9   1,294,854.9   1,205,254.3       0.0     189,852.2   165,442.8    114,280.3


                                                                          BASIC VALUE V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     23.06   $     28.42   $     27.63   $     24.86   $     20.81   $     19.27   $     16.19
(2) Accumulation unit value at
      end of period..............  $     30.31   $     23.06   $     28.42   $     27.63   $     24.86   $     20.81   $     19.27
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,427,637.8   2,601,900.0   2,639,842.9   2,529,060.5   2,505,912.5   2,134,295.9   1,942,837.1

                                             BASIC VALUE V.I.
                                   -------------------------------------
                                    1/1/96 TO     1/1/95 TO    1/1/94 TO
                                    12/31/96      12/31/95     12/31/94
                                   -----------   -----------   ---------
(1) Accumulation unit value at
      beginning of period........  $     13.60   $     10.98   $   10.88
(2) Accumulation unit value at
      end of period..............  $     16.19   $     13.60   $   10.98
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,766,570.4   1,241,769.4   850,329.6


                                                                          CORE BOND V.I.***
                                   -----------------------------------------------------------------------------------------------
                                    1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     18.18   $     16.82   $     15.98   $     14.72   $     15.28   $     14.36   $     13.40
(2) Accumulation unit value at
      end of period..............  $     18.79   $     18.18   $     16.82   $     15.98   $     14.72   $     15.28   $     14.36
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,662,925.2   2,879,227.6   3,040,520.1   2,565,420.4   2,878,607.8   2,943,385.0   2,776,167.1

                                              CORE BOND V.I.***
                                   ---------------------------------------
                                    1/1/96 TO     1/1/95 TO     1/1/94 TO
                                    12/31/96      12/31/95      12/31/94
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     13.29   $     11.21   $     11.94
(2) Accumulation unit value at
      end of period..............  $     13.40   $     13.29   $     11.21
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,933,851.0   2,866,758.2   2,939,785.1





---------------
  + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.


  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                             DEVELOPING CAPITAL MARKETS V.I.*
                                     ---------------------------------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                     11/21/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........    $6.54     $    7.38   $    7.37   $   10.48   $    6.42   $    9.21   $    9.99
(2) Accumulation unit value at end
      of period....................      ***     $    6.54   $    7.38   $    7.37   $   10.48   $    6.42   $    9.21
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     259,057.5   302,185.5   340,062.9   555,965.5   563,805.5   892,320.3

                                       DEVELOPING CAPITAL MARKETS V.I.*
                                     ------------------------------------
                                     1/1/96 TO   1/1/95 TO   5/16/94** TO
                                     12/31/96    12/31/95      12/31/94
                                     ---------   ---------   ------------
(1) Accumulation unit value at
      beginning of period..........  $    9.16   $    9.38    $   10.00
(2) Accumulation unit value at end
      of period....................  $    9.99   $    9.16    $    9.38
(3) Number of accumulation units
      outstanding at end of
      period.......................  411,686.3   240,156.6    174,741.4


                                                         DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                    ---------------------------------------------------------------------------------
                                     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO
                                     12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                    -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     13.77   $     13.75   $     13.41   $     12.82   $     12.39   $     11.94
(2) Accumulation unit value at end
      of period...................  $     13.68   $     13.77   $     13.75   $     13.41   $     12.82   $     12.39
(3) Number of accumulation units
      outstanding at end of
      period......................  2,134,931.6   2,576,036.8   2,695,469.7   2,467,141.7   2,622,855.7   2,714,662.2

                                           DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                    -----------------------------------------------------
                                     1/1/97 TO     1/1/96 TO     1/1/95 TO     1/1/94 TO
                                     12/31/97      12/31/96      12/31/95      12/31/94
                                    -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     11.50   $     11.09   $     10.64   $     10.37
(2) Accumulation unit value at end
      of period...................  $     11.94   $     11.50   $     11.09   $     10.64
(3) Number of accumulation units
      outstanding at end of
      period......................  2,392,904.0   1,677,743.1   2,104,307.1   1,725,685.7


                                           DOMESTIC MONEY MARKET
                                             V.I. (ACCOUNT B)*                FLEXIBLE STRATEGY*              FOCUS TWENTY V.I.*
                                          ------------------------   -------------------------------------   ---------------------
                                                11/21/03* TO         1/1/96 TO    1/1/95 TO     1/1/94 TO    1/1/03 TO   1/1/02 TO
                                                  12/31/03           12/31/96     12/31/95      12/31/94     11/21/03    12/31/02
                                          ------------------------   ---------   -----------   -----------   ---------   ---------
(1) Accumulation unit value at beginning
      of period.........................         $   14.59            $13.00     $     11.22   $     11.87     $1.37     $    2.27
(2) Accumulation unit value at end of
      period............................         $   14.59                 *     $     13.00   $     11.22         *     $    1.37
(3) Number of accumulation units
      outstanding at end of period......          41,996.5               0.0     1,137,134.8   1,113,369.6       0.0     246,479.5


                                             FOCUS TWENTY V.I.*              FUNDAMENTAL GROWTH V.I.
                                          ------------------------   ----------------------------------------
                                          1/1/01 TO   7/10/00** TO    1/1/03 TO     1/1/02 TO    5/1/01** TO
                                          12/31/01      12/31/00      12/31/03      12/31/02       12/31/01
                                          ---------   ------------   -----------   -----------   ------------
(1) Accumulation unit value at beginning
      of period.........................  $    7.47    $   10.00     $      6.30   $      8.81    $   10.00
(2) Accumulation unit value at end of
      period............................  $    2.27    $    7.47     $      7.96   $      6.30    $    8.81
(3) Number of accumulation units
      outstanding at end of period......  448,251.4    730,077.6     1,355,160.1   1,275,968.2    693,466.0


                                                                        GLOBAL ALLOCATION V.I.*
                                    -----------------------------------------------------------------------------------------------
                                     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                     12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     14.81   $     16.34   $     18.18   $     20.38   $     17.02   $     15.85   $     14.35
(2) Accumulation unit value at end
      of period...................  $     19.68   $     14.81   $     16.34   $     18.18   $     20.38   $     17.02   $     15.85
(3) Number of accumulation units
      outstanding at end of
      period......................  1,841,547.0   1,721,962.3   1,822,558.0   2,083,862.0   2,343,104.2   2,708,721.4   3,196,842.1

                                            GLOBAL ALLOCATION V.I.*
                                    ---------------------------------------
                                     1/1/96 TO     1/1/95 TO     1/1/94 TO
                                     12/31/96      12/31/95      12/31/94
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     12.85   $     11.78   $     12.12
(2) Accumulation unit value at end
      of period...................  $     14.35   $     12.85   $     11.78
(3) Number of accumulation units
      outstanding at end of
      period......................  3,436,164.5   2,678,814.8   2,924,265.0





---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/ PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                    GLOBAL BOND FOCUS*
                                     ---------------------------------------------------------------------------------
                                     1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                      4/30/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........   $11.68     $   12.23   $   12.35   $   13.63   $   12.27   $   12.20   $   11.45
(2) Accumulation unit value at end
      of period....................      ***     $   11.68   $   12.23   $   12.35   $   13.63   $   12.27   $   12.20
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     186,573.4   220,076.5   266,934.6   324,790.1   404,574.9   459,402.3

                                      GLOBAL BOND FOCUS*
                                     ---------------------
                                     1/1/95 TO   1/1/94 TO
                                     12/31/95    12/31/94
                                     ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $    9.94   $   10.52
(2) Accumulation unit value at end
      of period....................  $   11.45   $    9.94
(3) Number of accumulation units
      outstanding at end of
      period.......................  504,390.5   556,854.0



                                                                                   GLOBAL GROWTH V.I.
                                                        -------------------------------------------------------------------------
                                                        1/1/03 TO   1/1/02 TO   1/1/01 TO    1/1/00 TO    1/1/99 TO   6/5/98** TO
                                                        12/31/03    12/31/02    12/31/01     12/31/00     12/31/99     12/31/98
                                                        ---------   ---------   ---------   -----------   ---------   -----------
(1) Accumulation unit value at beginning of period....  $    6.67   $    9.35   $   12.32   $     14.69   $   10.74    $   10.00
(2) Accumulation unit value at end of period..........  $    8.79   $    6.67   $    9.35   $     12.32   $   14.69    $   10.74
(3) Number of accumulation units outstanding at end of
     period...........................................  669,891.0   725,698.5   875,244.9   1,422,808.3   796,328.0    127,229.2


                                                                         GOVERNMENT BOND V.I.
                                     ---------------------------------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO
                                      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98     12/31/97
                                     -----------   -----------   -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit value at
      beginning of period..........  $     16.29   $     15.04   $     14.24   $     12.95   $     13.36   $     12.45   $   11.59
(2) Accumulation unit value at end
      of period....................  $     16.40   $     16.29   $     15.04   $     14.24   $     12.95   $     13.36   $   12.45
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,663,250.5   1,918,108.4   1,755,849.5   1,642,968.1   1,842,543.0   1,670,377.7   900,981.0

                                             GOVERNMENT BOND V.I.
                                     ------------------------------------
                                     1/1/96 TO   1/1/95 TO   5/16/94** TO
                                     12/31/96    12/31/95      12/31/94
                                     ---------   ---------   ------------
(1) Accumulation unit value at
      beginning of period..........  $   11.42   $   10.08     $  10.00
(2) Accumulation unit value at end
      of period....................  $   11.59   $   11.42     $  10.08
(3) Number of accumulation units
      outstanding at end of
      period.......................  401,866.8   153,524.3     69,485.0


                                                                       HIGH CURRENT INCOME V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                     12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     15.47   $     15.91   $     15.51   $     16.92   $     16.18   $     16.93   $     15.46
(2) Accumulation unit value at end
      of period...................  $     19.55   $     15.47   $     15.91   $     15.51   $     16.92   $     16.18   $     16.93
(3) Number of accumulation units
      outstanding at end of
      period......................  1,141,089.1   1,192,683.4   1,503,375.9   1,727,150.0   1,878,536.0   1,935,113.5   1,794,232.4

                                           HIGH CURRENT INCOME V.I.
                                    ---------------------------------------
                                     1/1/96 TO     1/1/95 TO     1/1/94 TO
                                     12/31/96      12/31/95      12/31/94
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     14.08   $     12.18   $     12.80
(2) Accumulation unit value at end
      of period...................  $     15.46   $     14.08   $     12.18
(3) Number of accumulation units
      outstanding at end of
      period......................  1,341,055.5   1,274,375.1   1,116,584.4


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                   INDEX 500 V.I.
                                  ---------------------------------------------------------------------------------
                                   1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO
                                   12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                  -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.......  $     11.82   $     15.44   $     17.85   $     19.96   $     16.79   $     13.27
(2) Accumulation unit value at
      end of period.............  $     14.95   $     11.82   $     15.44   $     17.85   $     19.96   $     16.79
(3) Number of accumulation units
      outstanding at end of
      period....................  1,882,228.5   1,906,050.6   2,113,132.9   2,204,753.1   2,180,119.7   1,908,674.0

                                        INDEX 500 V.I.                  INTERNATIONAL BOND*
                                  ---------------------------   ------------------------------------
                                   1/1/97 TO    12/18/96** TO   1/1/96 TO   1/1/95 TO   5/16/94** TO
                                   12/31/97       12/31/96      12/31/96    12/31/95      12/31/94
                                  -----------   -------------   ---------   ---------   ------------
(1) Accumulation unit value at
      beginning of period.......  $     10.12     $  10.00       $11.40     $   9.93      $  10.00
(2) Accumulation unit value at
      end of period.............  $     13.27     $  10.12            *     $  11.40      $   9.93
(3) Number of accumulation units
      outstanding at end of
      period....................  1,245,291.7     10,445.7          0.0     40,678.5      18,139.0



                                                     INTERNATIONAL EQUITY FOCUS*
                                     -----------------------------------------------------------
                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO    1/1/97 TO
                                     12/31/01    12/31/00    12/31/99    12/31/98     12/31/97
                                     ---------   ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........   $13.20     $   16.18   $   11.91   $   11.20   $     11.90
(2) Accumulation unit value at end
      of period....................        *     $   13.20   $   16.18   $   11.91   $     11.20
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     677,004.1   764,791.1   893,307.1   2,327,316.1

                                                                               INTERNATIONAL
                                           INTERNATIONAL EQUITY FOCUS*          VALUE V.I.*
                                     ---------------------------------------   --------------
                                      1/1/96 TO     1/1/95 TO     1/1/94 TO      11/21/03**
                                      12/31/96      12/31/95      12/31/94      TO 12/31/03
                                     -----------   -----------   -----------   --------------
(1) Accumulation unit value at
      beginning of period..........  $     11.31   $     10.87   $     10.96    $     11.08
(2) Accumulation unit value at end
      of period....................  $     11.90   $     11.31   $     10.87    $     12.17
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,535,723.1   1,275,506.6   1,313,991.8    1,713,032.6


                                                                         LARGE CAP CORE V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     19.23   $     23.47   $     25.70   $     28.89   $     22.28   $     19.54   $     16.01
(2) Accumulation unit value at
      end of period..............  $     24.95   $     19.23   $     23.47   $     25.70   $     28.89   $     22.28   $     19.54
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,725,714.5   1,767,755.2   1,867,370.4   2,051,339.9   2,191,387.8   2,374,281.3   2,617,428.2

                                             LARGE CAP CORE V.I.
                                   ---------------------------------------
                                    1/1/96 TO     1/1/95 TO     1/1/94 TO
                                    12/31/96      12/31/95      12/31/94
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     13.77   $     11.38   $     11.87
(2) Accumulation unit value at
      end of period..............  $     16.01   $     13.77   $     11.38
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,798,594.0   2,587,997.3   2,368,801.5



                                                                LARGE CAP
                                                              GROWTH V.I.*            LARGE CAP VALUE V.I.
                                                              -------------   -------------------------------------
                                                              11/21/03** TO   1/1/03 TO   1/1/02 TO    5/1/01** TO
                                                                12/31/03      12/31/03    12/31/02      12/31/01
                                                              -------------   ---------   ---------   -------------
(1) Accumulation unit value at beginning of period..........    $    8.80     $    8.48   $    9.83     $  10.00
(2) Accumulation unit value at end of period................    $    8.88     $   11.20   $    8.48     $   9.83
(3) Number of accumulation units outstanding at end of
     period.................................................    425,400.0     511,788.8   492,392.1     82,957.8


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



 ** Available for allocations of premiums or contract value effective following the close of business.

                                                            NATURAL RESOURCES FOCUS
                                     ----------------------------------------------------------------------
                                     1/1/02 TO    1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                      4/30/02     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                     ----------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........    $15.29     $  17.42    $  12.68    $  10.14    $  12.14    $   14.06
(2) Accumulation unit value at end
      of period....................       ***     $  15.29    $  17.42    $  12.68    $  10.14    $   12.14
(3) Number of accumulation units
      outstanding at end of
      period.......................       0.0     39,796.3    48,694.9    53,276.6    70,808.7    115,513.8

                                          NATURAL RESOURCES FOCUS
                                     ---------------------------------
                                     1/1/96 TO   1/1/95 TO   1/1/94 TO
                                     12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   12.56   $   11.30   $   11.29
(2) Accumulation unit value at end
      of period....................  $   14.06   $   12.56   $   11.30
(3) Number of accumulation units
      outstanding at end of
      period.......................  144,754.3   167,533.9   190,785.7


                                                                         RESERVE ASSETS V.I.*
                                     ---------------------------------------------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                     11/21/03*   12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........   $14.62     $  14.53    $  14.09    $  13.39    $  12.87    $  12.32    $  11.79    $   11.29
(2) Accumulation unit value at end
      of period....................        *     $  14.62    $  14.53    $  14.09    $  13.39    $  12.87    $  12.32    $   11.79
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     39,939.7    57,519.8    83,247.7    86,344.1    95,017.1    82,335.6    101,151.2

                                     RESERVE ASSETS V.I.*
                                     ---------------------
                                     1/1/95 TO   1/1/94 TO
                                     12/31/95    12/31/94
                                     ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   10.76   $   10.43
(2) Accumulation unit value at end
      of period....................  $   11.29   $   10.76
(3) Number of accumulation units
      outstanding at end of
      period.......................  114,114.3   120,482.2


                                                                        SMALL CAP VALUE V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/03      12/31/02      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     22.31   $     29.66   $     23.15   $     20.45   $     15.45   $     16.75   $     15.20
(2) Accumulation unit value at
      end of period..............  $     31.46   $     22.31   $     29.66   $     23.15   $     20.45   $     15.45   $     16.75
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,243,877.5   1,357,328.0   1,671,013.0   1,717,612.7   1,677,430.3   1,911,721.5   1,789,233.1

                                            SMALL CAP VALUE V.I.
                                   ---------------------------------------
                                    1/1/96 TO     1/1/95 TO     1/1/94 TO
                                    12/31/96      12/31/95      12/31/94
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     14.25   $      9.90   $     10.82
(2) Accumulation unit value at
      end of period..............  $     15.20   $     14.25   $      9.90
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,684,158.8   1,332,688.3   1,048,612.8


                                                     UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO
                                     12/31/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
                                     ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   14.44   $   18.01   $   21.24   $   22.12   $   19.91   $   16.27
(2) Accumulation unit value at end
      of period....................  $   17.12   $   14.44   $   18.01   $   21.24   $   22.12   $   19.91
(3) Number of accumulation units
      outstanding at end of
      period.......................  164,884.7   199,338.7   267,017.6   307,808.3   355,501.8   408,706.9

                                         UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------
                                     1/1/97 TO   1/1/96 TO   1/1/95 TO   1/1/94 TO
                                     12/31/97    12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   13.10   $   11.75   $    9.58   $   10.61
(2) Accumulation unit value at end
      of period....................  $   16.27   $   13.10   $   11.75   $    9.58
(3) Number of accumulation units
      outstanding at end of
      period.......................  475,558.5   646,792.9   724,247.5   786,888.0


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



 ** Available for allocations of premiums or contract value effective following the close of business.



*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.


                                                                                     ROSZEL/
                                                                                    DELAWARE        ROSZEL/ JP MORGAN
                                            SELECT TEN V.I. TRUST***                TREND***        SMALL CAP GROWTH
                                 -----------------------------------------------   -----------   -----------------------
                                 1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98** TO   5/1/03** TO   1/1/03 TO   7/1/02** TO
                                 12/31/01    12/31/00    12/31/99     12/31/98      12/31/03     12/31/03     12/31/02
                                 ---------   ---------   ---------   -----------   -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period......   $10.67     $    9.39   $   10.12    $   10.00     $   10.00    $    8.44    $   10.00
(2) Accumulation unit value at
      end of period............      ***     $   10.67   $    9.39    $   10.12     $   12.28    $   11.42    $    8.44
(3) Number of accumulation
      units outstanding at end
      of period................      0.0     289,514.7   573,604.7    190,745.2     301,146.3    484,525.8    407,105.7

                                   ROSZEL/
                                    LORD                                  ROSZEL/ PIMCO
                                   ABBETT        ROSZEL/ LORD ABBETT       CCM CAPITAL            ROSZEL/ PIMCO
                                 AFFILIATED         MID CAP VALUE        APPRECIATION***         SMALL CAP VALUE
                                 -----------   -----------------------   ----------------   -------------------------
                                 5/1/03** TO   1/1/03 TO   7/1/02** TO     5/1/03** TO      1/1/03** TO   7/1/02** TO
                                  12/31/03     12/31/03     12/31/02         12/31/03        12/31/03      12/31/02
                                 -----------   ---------   -----------   ----------------   -----------   -----------
(1) Accumulation unit value at
      beginning of period......   $  10.00     $    8.97    $   10.00      $     10.00       $    9.33     $   10.00
(2) Accumulation unit value at
      end of period............   $  12.00     $   11.04    $    8.97      $     11.72       $   12.26     $    9.33
(3) Number of accumulation
      units outstanding at end
      of period................   89,918.6     660,026.9    500,381.4      1,005,635.3       250,049.4     194,878.8


                                           ROSZEL/SELIGMAN
                                           MID CAP GROWTH                         AIM V.I. CAPITAL APPRECIATION
                                     ---------------------------   -----------------------------------------------------------
                                       1/1/03 TO     7/1/02** TO   1/1/03 TO   1/1/02 TO   1/1/01 TO    1/1/00 TO    1/1/99 TO
                                       12/31/03       12/31/02     12/31/03    12/31/02    12/31/01     12/31/00     12/31/99
                                     -------------   -----------   ---------   ---------   ---------   -----------   ---------
(1) Accumulation unit value at
      beginning of period..........    $    9.12      $  10.00     $    9.36   $   12.54   $   16.57   $     18.86   $   13.22
(2) Accumulation unit value at end
      of period....................    $   11.99      $   9.12     $   11.96   $    9.36   $   12.54   $     16.57   $   18.86
(3) Number of accumulation units
      outstanding at end of
      period.......................    137,773.7      83,515.5     599,873.4   717,482.2   876,010.8   1,018,081.8   741,790.0


                                         AIM V.I. CAPITAL APPRECIATION
                                     -------------------------------------
                                     1/1/98 TO   1/1/97 TO   12/18/96** TO
                                     12/31/98    12/31/97      12/31/96
                                     ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $   11.23   $   10.03      $10.00
(2) Accumulation unit value at end
      of period....................  $   13.22   $   11.23      $10.03
(3) Number of accumulation units
      outstanding at end of
      period.......................  637,817.5   705,468.0         0.0


                                                           AIM V.I. PREMIER EQUITY
                                     -------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                     -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     10.48   $     15.22   $     17.65   $     20.96   $     16.35
(2) Accumulation unit value at end
      of period....................  $     12.93   $     10.48   $     15.22   $     17.65   $     20.96
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,338,325.9   1,568,149.8   2,187,815.0   2,337,637.9   2,198,282.0

                                            AIM V.I. PREMIER EQUITY
                                     -------------------------------------
                                      1/1/98 TO    1/1/97 TO   12/18/96**
                                      12/31/98     12/31/97    TO 12/31/96
                                     -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     12.52   $   10.26     $10.00
(2) Accumulation unit value at end
      of period....................  $     16.35   $   12.52     $10.26
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,623,648.9   694,794.1        0.0


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.



**** The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten
     Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

                                                      ALLIANCEBERNSTEIN PREMIER GROWTH
                                     -------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                     -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     11.58   $     16.92   $     20.72   $     25.17   $     19.28
(2) Accumulation unit value at end
      of period....................  $     14.13   $     11.58   $     16.92   $     20.72   $     25.17
(3) Number of accumulation units
      outstanding at end of
      period.......................  2,427,262.0   2,714,950.9   3,420,958.7   3,799,078.8   3,581,370.8

                                        ALLIANCEBERNSTEIN PREMIER GROWTH
                                     ---------------------------------------
                                      1/1/98 TO     1/1/97 TO    12/18/96**
                                      12/31/98      12/31/97     TO 12/31/96
                                     -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     13.21   $     10.00     $10.00
(2) Accumulation unit value at end
      of period....................  $     19.28   $     13.21     $10.00
(3) Number of accumulation units
      outstanding at end of
      period.......................  2,559,574.5   1,273,236.9        0.0



                                                                       ALLIANCEBERNSTEIN QUASAR***
                                               ----------------------------------------------------------------------------
                                               1/1/03 TO   1/1/02 TO    1/1/01 TO     1/1/00 TO    1/1/99 TO    6/5/98** TO
                                               11/21/03     12/31/02     12/31/01     12/31/00      12/31/99     12/31/98
                                               ---------   ----------   ----------   -----------   ----------   -----------
(1) Accumulation unit value at beginning of
      period.................................    $5.31     $    7.89    $    9.17    $      9.90   $    8.57     $  10.00
(2) Accumulation unit value at end of
      period.................................      ***     $    5.31    $    7.89    $      9.17   $    9.90     $   8.57
(3) Number of accumulation units outstanding
      at end of period.......................      0.0     518,931.6    997,865.5    1,111,234.5   518,747.8     94,213.1

                                                                                                 AMERICAN CENTURY VP
                                                    ALLIANCEBERNSTEIN TECHNOLOGY                    INTERNATIONAL
                                               --------------------------------------   --------------------------------------
                                                1/1/03 TO    1/1/02 TO    5/1/01** TO    1/1/03 TO    1/1/02 TO    5/1/01** TO
                                                12/31/03      12/31/02     12/31/01      12/31/03      12/31/02     12/31/01
                                               -----------   ----------   -----------   -----------   ----------   -----------
(1) Accumulation unit value at beginning of
      period.................................   $    4.65     $   8.09     $   10.00     $    6.37    $    8.10     $   10.00
(2) Accumulation unit value at end of
      period.................................   $    6.61     $   4.65     $    8.09     $    7.82    $    6.37     $    8.10
(3) Number of accumulation units outstanding
      at end of period.......................   168,517.2     53,411.8     288,830.0     505,562.4    545,671.2     411,338.0


                                                  DAVIS VALUE                    MERCURY INTERNATIONAL VALUE V.I.*
                                     --------------------------------------   ---------------------------------------
                                      1/1/03 TO    1/1/02 TO    5/1/01** TO    1/1/03 TO     1/1/02 TO     1/1/01 TO
                                      12/31/03      12/31/02     12/31/01      11/21/03      12/31/02      12/31/01
                                     -----------   ----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........   $    7.67    $    9.28     $   10.00    $      8.67   $      9.93   $     11.56
(2) Accumulation unit value at end
      of period....................   $    9.82    $    7.67     $    9.28    $         *   $      8.67   $      9.93
(3) Number of accumulation units
      outstanding at end of
      period.......................   768,898.6    690,851.0     604,118.3            0.0   1,842,378.7   2,352,258.4

                                        MERCURY INTERNATIONAL VALUE V.I.*
                                     ---------------------------------------
                                      1/1/00 TO     1/1/99 TO    6/5/98** TO
                                      12/31/00      12/31/99      12/31/98
                                     -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     11.39   $      9.49   $     10.00
(2) Accumulation unit value at end
      of period....................  $     11.56   $     11.39   $      9.49
(3) Number of accumulation units
      outstanding at end of
      period.......................  2,132,252.0   1,804,928.1   2,303,167.1





---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                               MERRILL LYNCH
                                                          LARGE CAP GROWTH V.I.*                          MFS EMERGING GROWTH
                                      ---------------------------------------------------------------   -----------------------
                                      1/1/03 TO    1/1/02 TO   1/1/01 TO    1/1/00 TO    6/18/99** TO   1/1/03 TO    1/1/02 TO
                                       11/21/03    12/31/02    12/31/01     12/31/00       12/31/99     12/31/03     12/31/02
                                      ----------   ---------   ---------   -----------   ------------   ---------   -----------
(1) Accumulation unit value at
      beginning of period...........  $    6.72    $    8.89   $    9.94   $     11.98     $  10.00     $    9.28   $     14.21
(2) Accumulation unit value at end
      of period.....................  $       *    $    6.72   $    8.89   $      9.94     $  11.98     $   11.93   $      9.28
(3) Number of accumulation units
      outstanding at end of
      period........................        0.0    336,706.2   307,838.3   3,371,281.5     75,627.0     999,549.2   1,148,505.8


                                                                    MFS EMERGING GROWTH
                                      -------------------------------------------------------------------------------
                                       1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO   1/1/96** TO
                                       12/31/01      12/31/00      12/31/99      12/31/98     12/31/97     12/31/96
                                      -----------   -----------   -----------   -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     21.65   $     27.30   $     15.66   $     11.83   $    9.83    $  10.00
(2) Accumulation unit value at end
      of period.....................  $     14.21   $     21.65   $     27.30   $     15.66   $   11.83    $   9.83
(3) Number of accumulation units
      outstanding at end of
      period........................  1,546,866.8   1,856,489.5   1,524,939.9   1,327,153.4   600,105.0    15,002.0



                                                                     MFS RESEARCH***
                                     -------------------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO
                                     11/21/03     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                     ---------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........    $9.67     $     12.99   $     16.73   $     17.82   $     14.56   $     11.96
(2) Accumulation unit value at end
      of period....................      ***     $      9.67   $     12.99   $     16.73   $     17.82   $     14.56
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     1,131,444.6   1,469,503.9   1,666,309.5   1,278,129.3   1,161,685.9

                                                                         PIMCO
                                         MFS RESEARCH***              TOTAL RETURN
                                     -----------------------   --------------------------
                                     1/1/97 TO   1/1/96** TO    1/1/03 TO    7/1/02** TO
                                     12/31/97     12/31/96      12/31/03       12/31/02
                                     ---------   -----------   -----------   ------------
(1) Accumulation unit value at
      beginning of period..........  $   10.08     $10.00      $     10.51    $   10.00
(2) Accumulation unit value at end
      of period....................  $   11.96     $10.08      $     10.89    $   10.51
(3) Number of accumulation units
      outstanding at end of
      period.......................  589,190.5        0.0      1,208,943.3    777,942.1


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



 ** Available for allocations of premiums or contract value effective following the close of business.



*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  General Information and History
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yields
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                                  HOME OFFICE:
                            222 BROADWAY, 14TH FLOOR
                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
General Information and History.............................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yields.........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.


SELLING THE CONTRACT



The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.



For the years ended December 31, 2003, 2002, and 2001, Distributor received $686,686, $563,307 and $1,260,312, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003, 2002, and 2001, ML of New York paid administrative services fees of $3.4 million, $3.4 million, and $5.0 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


ML of New York also may quote the effective yield of the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A ML Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month period.


Currently, ML of New York may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.


The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS


From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable.



Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.



Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:



FUND                                                     FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                     -------------------   -------------------------
ML American Balance V.I. Fund*                           June 1, 1988           February 21, 1992
ML Basic Value V.I. Fund                                 July 1, 1993           July 1, 1993
ML Core Bond V.I. Fund                                   April 29, 1982         February 21, 1992
ML Domestic Money Market V.I. Fund                       February 21, 1992      February 21, 1992
ML Fundamental Growth V.I. Fund                          April 3, 2000          April 3, 2000
ML Global Allocation V.I. Fund                           February 21, 1992      February 21, 1992
ML Global Growth V.I. Fund                               June 5, 1998           June 5, 1998
ML Government Bond V.I. Fund                             May 16, 1994           May 16, 1994
ML High Current Income V.I. Fund                         April 29, 1982         February 21, 1992
ML Index 500 V.I. Fund                                   December 13, 1996      December 18, 1996
ML International Value V.I. Fund                         June 10, 1998          November 21, 2003
ML Large Cap Core V.I. Fund                              April 29, 1982         February 21, 1992
ML Large Cap Growth V.I. Fund                            April 30, 1999         November 21, 2003
ML Large Cap Value V.I. Fund                             April 23, 2001         May 1, 2001
ML Small Cap Value V.I. Fund                             April 29, 1982         February 21, 1992
ML Utilities and Telecommunications V.I. Fund*           July 1, 1993           July 1, 1993
MLIG Roszel/Delaware Trend Portfolio                     May 1, 2003            May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio         July 1, 2002           July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio             May 1, 2003            May 1, 2003
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio          July 1, 2002           July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciation Portfolio     May 1, 2003            May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio              July 1, 2002           July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio            July 1, 2002           July 1, 2002
AIM V.I. Capital Appreciation Fund                       May 5, 1993            December 18, 1996
AIM V.I. Premier Equity Fund                             May 5, 1993            December 18, 1996
AllianceBernstein Premier Growth Portfolio               June 26, 1992          December 18, 1996
AllianceBernstein Technology Portfolio                   January 11, 1996       May 1, 2001
American Century VP International Fund                   May 1, 1994            May 1, 2001
American Century VP Ultra(R) Fund                        May 1, 2001            May 1, 2004
Davis Value Portfolio                                    July 1, 1999           April 3, 2000
Federated Capital Appreciation Fund II                   June 19, 2000          May 1, 2004
Federated Kaufmann Fund II                               April 30, 2002         May 1, 2004
MFS(R) Emerging Growth Series                            July 24, 1995          December 18, 1996
PIMCO Advisors PEA Renaissance Portfolio                 July 10, 2002          May 1, 2004
PIMCO Total Return Portfolio                             December 31, 1997      April 3, 2000
Van Kampen LIT Comstock Portfolio                        April 30, 1999         May 1, 2004


---------------


* The subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.


Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                             TR = ((ERV/P)(1/N) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).

ERV   =   the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A ML Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A ML Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A ML Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Government Bond V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund (liquidated following close of business on November 21,
2003), Large Cap Value V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund),
AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), AllianceBernstein Growth and Income Portfolio (formerly Growth and Income Portfolio), AllianceBernstein Technology Portfolio (formerly Technology Portfolio), MFS Emerging Growth Series, MFS Research Series (liquidated following close of business on November 21, 2003), MFS Investors Trust Series (liquidated following close of business on November 21, 2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, Davis Value Portfolio, Total Return Portfolio, Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (liquidated following close of business on November 21, 2003), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend Portfolio (commenced operations May 1, 2003), Roszel / Lord Abbett Affiliated Portfolio (commenced operations May 1,
2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations May 1, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 36,355 shares
      (Cost $36,355)                                                $            36,355  $                    $
    Core Bond V.I. Fund, 4,773 shares
      (Cost $56,139)                                                                                  58,273
    High Current Income V.I. Fund, 2,842 shares
      (Cost $24,036)                                                                                                       22,312
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 1,698 shares
      (Cost $51,067)                                                $            43,054  $                    $
    Small Cap Value V.I. Fund, 1,535 shares
      (Cost $33,712)                                                                                  39,297
    American Balanced V.I. Fund, 750 shares
      (Cost $9,899)                                                                                                         8,411
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 3,207 shares
      (Cost $38,315)                                                $            36,243  $                    $
    Utilities and Telecommunications V.I. Fund, 383 shares
      (Cost $4,185)                                                                                    2,823
    Basic Value V.I. Fund, 5,653 shares
      (Cost $76,074)                                                                                                       80,897
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 3,084 shares
      (Cost $33,128)                                                $            32,658  $                    $
    Index 500 V.I. Fund, 2,622 shares
      (Cost $39,201)                                                                                  37,019
    Global Growth V.I. Fund, 692 shares
      (Cost $7,682)                                                                                                         5,887
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental
                                                                            Value                Growth           International
                                                                             V.I.                 V.I.              Value V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Value V.I. Fund, 482 shares
      (Cost $4,650)                                                 $             5,734  $                    $
    Fundamental Growth V.I. Fund, 2,106 shares
      (Cost $13,409)                                                                                  14,699
    International Value V.I. Fund, 2,063 shares
      (Cost $22,016)                                                                                                       23,534
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap        AllianceBernstein    AllianceBernstein
                                                                            Growth              Premier             Growth and
                                                                             V.I.                Growth               Income
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Growth V.I. Fund, 408 shares
      (Cost $3,632)                                                 $             3,779  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Portfolio, 1,660 shares
      (Cost $55,975)                                                                                  35,822
    AllianceBernstein Growth and Income Portfolio, 174 shares
      (Cost $3,201)                                                                                                         3,787
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Technology Portfolio, 77 shares
      (Cost $927)                                                   $             1,115  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 839 shares
      (Cost $24,153)                                                                                  13,007

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund, 884 shares
      (Cost $25,540)                                                                                                       17,886
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd)(Note 1):
    AIM V.I. Capital Appreciation Fund, 337 shares
      (Cost $10,676)                                                $             7,176  $                    $
    AIM V.I. International Growth Fund, 45 shares
      (Cost $626)                                                                                        718

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 1,405 shares
      (Cost $13,510)                                                                                                       14,854
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             7,176                  718  $            14,854
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             7,176  $               718  $            14,854
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Seligman
                                                                            Total              Small-Cap             Emerging
                                                                            Return               Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 3,298 shares
      (Cost $34,155)                                                $            34,163  $                    $

  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 143 shares
      (Cost $1,898)                                                                                    2,321

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 19 shares
      (Cost $455)                                                                                                             461
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 615 shares
      (Cost $3,796)                                                 $             3,953  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 483 shares
      (Cost $4,533)                                                                                    5,632
    Roszel / Lord Abbett Bond Debenture Portfolio, 114 shares
      (Cost $1,262)                                                                                                         1,308
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 990 shares
      (Cost $9,434)                                                 $            11,118  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 523 shares
      (Cost $5,548)                                                                                    6,002
    Roszel / Seligman Mid Cap Growth Portfolio, 148 shares
      (Cost $1,517)                                                                                                         1,807
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 328 shares
      (Cost $3,578)                                                 $             4,064  $                    $
    Roszel / Lord Abbett Affiliated Portfolio, 359 shares
      (Cost $3,906)                                                                                    4,344
    Roszel / PIMCO CCM Capital Appreciation Portfolio, 1,034 shares
      (Cost $11,404)                                                                                                       12,232
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               318  $             2,130  $             1,785
 Asset-Based Insurance Charges (Note 6)                                            (612)                (769)                (278)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (294)               1,361                1,507
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  131               (1,105)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  250                4,395
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  381                3,290
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (294)               1,742                4,797
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          33,288                   82                   42
 Contract Owner Withdrawals                                                     (14,684)              (5,101)              (1,516)
 Net Transfers In (Out) (Note 3)                                                (27,855)               8,893                  544
 Contract Charges (Note 6)                                                           (8)                 (15)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,259)               3,859                 (936)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,553)               5,601                3,861
Net Assets, Beginning of Period                                                  45,908               52,672               18,451
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               152  $               125  $               178
 Asset-Based Insurance Charges (Note 6)                                            (501)                (448)                (108)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (349)                (323)                  70
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,949)                 593                 (484)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 12,189               11,188                1,879
 Capital Gain Distributions (Note 2)                                                  0                  156                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 10,240               11,937                1,395
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,891               11,614                1,465
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              95                   53                    0
 Contract Owner Withdrawals                                                      (2,132)              (2,466)                (763)
 Net Transfers In (Out) (Note 3)                                                  1,225                 (409)                (354)
 Contract Charges (Note 6)                                                          (13)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (825)              (2,833)              (1,120)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           9,066                8,781                  345
Net Assets, Beginning of Period                                                  33,988               30,516                8,066
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               960  $                80  $               810
 Asset-Based Insurance Charges (Note 6)                                            (386)                 (36)                (944)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      574                   44                 (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (973)                (724)              (1,535)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,799                1,135               21,255
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,826                  411               19,720
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,400                  455               19,586
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                    0                  144
 Contract Owner Withdrawals                                                      (2,049)                (218)              (4,602)
 Net Transfers In (Out) (Note 3)                                                  4,224                 (291)                 754
 Contract Charges (Note 6)                                                          (12)                  (1)                 (23)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,340                 (510)              (3,727)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          10,740                  (55)              15,859
Net Assets, Beginning of Period                                                  25,503                2,878               65,038
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,539  $                31  $               458
 Asset-Based Insurance Charges (Note 6)                                            (601)                 (20)                (440)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      938                   11                   18
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               342                 (172)                (195)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,836)                 719                8,302
 Capital Gain Distributions (Note 2)                                                966                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (528)                 547                8,107
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          410                  558                8,125
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             136                    0                  118
 Contract Owner Withdrawals                                                      (3,778)                 (43)              (1,638)
 Net Transfers In (Out) (Note 3)                                                (11,783)              (2,207)               5,759
 Contract Charges (Note 6)                                                           (8)                  (1)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (15,433)              (2,251)               4,228
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (15,023)              (1,693)              12,353
Net Assets, Beginning of Period                                                  47,681                1,693               24,666
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,658  $                 0  $            37,019
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                53  $                 0  $                25
 Asset-Based Insurance Charges (Note 6)                                             (66)                  (4)                 (67)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (13)                  (4)                 (42)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (897)                (391)                  41
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,329                  472                1,456
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,432                   81                1,497
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,419                   77                1,455
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                   64
 Contract Owner Withdrawals                                                        (280)                 (23)                (542)
 Net Transfers In (Out) (Note 3)                                                    (92)                (391)                 584
 Contract Charges (Note 6)                                                           (2)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (372)                (414)                 105
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,047                 (337)               1,560
Net Assets, Beginning of Period                                                   4,840                  337                4,174
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,887  $                 0  $             5,734
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                         Fundamental                                Large Cap
                                                                            Growth           International            Growth
                                                                             V.I.              Value V.I.              V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                16  $               636  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (205)                (251)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (189)                 385                  (36)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,392)                (735)                (318)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,439                6,924                1,132
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,047                6,189                  814
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,858                6,574                  778
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              62                   49                   25
 Contract Owner Withdrawals                                                        (970)              (1,227)                (188)
 Net Transfers In (Out) (Note 3)                                                 (5,042)               1,231                  903
 Contract Charges (Note 6)                                                           (2)                  (6)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,952)                  47                  739
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,094)               6,621                1,517
Net Assets, Beginning of Period                                                  17,793               16,913                2,262
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,699  $            23,534  $             3,779
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein         Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                35
 Asset-Based Insurance Charges (Note 6)                                             (22)                (458)                 (55)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (22)                (458)                 (20)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,217)              (2,245)                (342)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,766                9,365                1,296
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    549                7,120                  954
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          527                6,662                  934
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   41                   14
 Contract Owner Withdrawals                                                         (53)              (2,022)                (594)
 Net Transfers In (Out) (Note 3)                                                 (3,234)              (1,637)                (330)
 Contract Charges (Note 6)                                                           (1)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,284)              (3,635)                (910)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,757)               3,027                   24
Net Assets, Beginning of Period                                                   2,757               32,795                3,763
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                74
 Asset-Based Insurance Charges (Note 6)                                              (9)                (166)                (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (9)                (166)                 (39)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (74)              (1,502)              (8,377)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    288                4,684                9,693
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    214                3,182                1,316
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          205                3,016                1,277
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   66                    9
 Contract Owner Withdrawals                                                          (4)                (570)                (351)
 Net Transfers In (Out) (Note 3)                                                    666               (1,001)             (11,876)
 Contract Charges (Note 6)                                                            0                   (7)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             662               (1,512)             (12,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             867                1,504              (10,946)
Net Assets, Beginning of Period                                                     248               11,503               10,946
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,115  $            13,007  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $                50  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (10)                (231)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                (181)                 (91)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (166)              (1,462)                (596)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    254                5,240                2,327
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     88                3,778                1,731
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           85                3,597                1,640
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   26                    6
 Contract Owner Withdrawals                                                         (82)                (989)                (369)
 Net Transfers In (Out) (Note 3)                                                 (1,074)              (1,629)                (813)
 Contract Charges (Note 6)                                                            0                   (9)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,156)              (2,601)              (1,180)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,071)                 996                  460
Net Assets, Beginning of Period                                                   1,071               16,890                6,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            17,886  $             7,176
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 4  $                76  $               736
 Asset-Based Insurance Charges (Note 6)                                             (12)                (135)                (390)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (8)                 (59)                 346
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (24)                (174)                 475
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    183                2,693                 (291)
 Capital Gain Distributions (Note 2)                                                  0                    0                  217
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    159                2,519                  401
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          151                2,460                  747
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   40                  176
 Contract Owner Withdrawals                                                          (6)                (454)              (2,861)
 Net Transfers In (Out) (Note 3)                                                      9                4,611               17,488
 Contract Charges (Note 6)                                                            0                   (2)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               7                4,195               14,798
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             158                6,655               15,545
Net Assets, Beginning of Period                                                     560                8,199               18,618
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               718  $            14,854  $            34,163
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               376                   77                  (48)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    729                   64                  150
 Capital Gain Distributions (Note 2)                                                 25                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,130                  141                  102
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,085                  134                   95
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              51                    3                    0
 Contract Owner Withdrawals                                                        (210)                 (10)                 (22)
 Net Transfers In (Out) (Note 3)                                                 (1,030)                (758)                 (92)
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,189)                (765)                (114)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (104)                (631)                 (19)
Net Assets, Beginning of Period                                                   2,425                  631                  480
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,321  $                 0  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                26  $                 0  $                26
 Asset-Based Insurance Charges (Note 6)                                             (47)                 (59)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (21)                 (59)                  19
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (104)                 102                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    876                1,354                   40
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    772                1,456                   50
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          751                1,397                   69
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   17
 Contract Owner Withdrawals                                                        (206)                (387)                 (76)
 Net Transfers In (Out) (Note 3)                                                    (64)               1,140                1,125
 Contract Charges (Note 6)                                                           (1)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (271)                 752                1,066
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             480                2,149                1,135
Net Assets, Beginning of Period                                                   3,473                3,483                  173
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                33  $                70  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (166)                 (66)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (133)                   4                  (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,214                  435                   12
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,651                  373                  333
 Capital Gain Distributions (Note 2)                                                  0                  221                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,865                1,029                  345
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,732                1,033                  330
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              74                    6                   24
 Contract Owner Withdrawals                                                        (785)                (449)                 (79)
 Net Transfers In (Out) (Note 3)                                                    551                 (741)                 735
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (161)              (1,184)                 680
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,571                 (151)               1,010
Net Assets, Beginning of Period                                                   8,547                6,153                  797
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                  126                   27
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    486                  438                  828
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    506                  564                  855
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          486                  544                  818
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    6                    0
 Contract Owner Withdrawals                                                        (109)                (111)                (167)
 Net Transfers In (Out) (Note 3)                                                  3,687                3,905               11,582
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,578                3,800               11,414
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,064                4,344               12,232
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               732  $             2,476  $             2,231
 Asset-Based Insurance Charges (Note 6)                                            (701)                (706)                (291)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       31                1,770                1,940
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (64)              (4,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                2,399                1,637
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                2,335               (2,841)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                4,105                 (901)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          42,656                  229                   50
 Contract Owner Withdrawals                                                     (22,836)              (4,786)              (2,054)
 Net Transfers In (Out) (Note 3)                                                (26,568)               1,998               (2,561)
 Contract Charges (Note 6)                                                           (7)                 (13)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,755)              (2,572)              (4,572)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,724)               1,533               (5,473)
Net Assets, Beginning of Period                                                  52,632               51,139               23,924
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               307  $                 0  $               247
 Asset-Based Insurance Charges (Note 6)                                            (543)                (570)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (236)                (570)                 117
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,090)              (1,770)                (724)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,621)             (11,907)                (921)
 Capital Gain Distributions (Note 2)                                                  0                2,157                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (7,711)             (11,520)              (1,645)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (7,947)             (12,090)              (1,528)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             221                  169                    0
 Contract Owner Withdrawals                                                      (3,581)              (2,844)                (743)
 Net Transfers In (Out) (Note 3)                                                  1,471               (4,273)                (945)
 Contract Charges (Note 6)                                                          (12)                 (11)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,901)              (6,959)              (1,692)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,848)             (19,049)              (3,220)
Net Assets, Beginning of Period                                                  43,836               49,565               11,286
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               929  $               130
 Asset-Based Insurance Charges (Note 6)                                              (3)                (377)                 (50)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 552                   80
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               140               (1,496)                (646)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (56)              (1,901)                (394)
 Capital Gain Distributions (Note 2)                                                  0                    0                   88
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84               (3,397)                (952)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           81               (2,845)                (872)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   49                    0
 Contract Owner Withdrawals                                                         (18)              (1,978)                (752)
 Net Transfers In (Out) (Note 3)                                                   (672)                 503                 (307)
 Contract Charges (Note 6)                                                            0                  (12)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (690)              (1,438)              (1,060)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (609)              (4,283)              (1,932)
Net Assets, Beginning of Period                                                     609               29,786                4,810
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            25,503  $             2,878
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                19  $               745  $             2,335
 Asset-Based Insurance Charges (Note 6)                                              (9)                (997)                (563)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                 (252)               1,772
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (439)              (2,446)                 185
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    422              (14,072)               1,144
 Capital Gain Distributions (Note 2)                                                  0                  767                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (17)             (15,751)               1,329
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)             (16,003)               3,101
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  446                  368
 Contract Owner Withdrawals                                                        (220)              (4,480)              (3,705)
 Net Transfers In (Out) (Note 3)                                                 (1,952)               6,387               12,443
 Contract Charges (Note 6)                                                            0                  (22)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,172)               2,331                9,099
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,179)             (13,672)              12,200
Net Assets, Beginning of Period                                                   2,179               78,710               35,481
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            65,038  $            47,681
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $               362  $                 6
 Asset-Based Insurance Charges (Note 6)                                             (28)                (407)                 (83)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (45)                 (77)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                 (944)              (2,063)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (207)              (7,083)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (201)              (8,027)              (2,034)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (221)              (8,072)              (2,111)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  315                    8
 Contract Owner Withdrawals                                                         (99)              (1,822)                (479)
 Net Transfers In (Out) (Note 3)                                                   (217)              (1,871)                (763)
 Contract Charges (Note 6)                                                           (1)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (317)              (3,389)              (1,237)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (538)             (11,461)              (3,348)
Net Assets, Beginning of Period                                                   2,231               36,127                8,188
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,693  $            24,666  $             4,840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                13
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (32)                (175)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (10)                (162)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,128)                (108)                (541)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    838                 (383)              (3,233)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (290)                (491)              (3,774)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (297)                (501)              (3,936)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  334
 Contract Owner Withdrawals                                                         (38)                 (93)                (591)
 Net Transfers In (Out) (Note 3)                                                   (344)               3,915                9,272
 Contract Charges (Note 6)                                                            0                   (1)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (382)               3,859                9,014
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (679)               3,358                5,078
Net Assets, Beginning of Period                                                   1,016                  816               12,715
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               337  $             4,174  $            17,793
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                               Large Cap
                                                                        International            Growth         AllianceBernstein
                                                                          Value V.I.              V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               862  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (322)                 (34)                 (73)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      540                  (34)                 (73)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,235)                (289)              (2,149)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,417)                (381)                (162)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,652)                (670)              (2,311)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,112)                (704)              (2,384)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                    4                   12
 Contract Owner Withdrawals                                                      (1,429)                (158)                (260)
 Net Transfers In (Out) (Note 3)                                                 (3,892)                 384               (2,483)
 Contract Charges (Note 6)                                                           (7)                  (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,229)                 229               (2,733)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,341)                (475)              (5,117)
Net Assets, Beginning of Period                                                  25,254                2,737                7,874
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,913  $             2,262  $             2,757
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                      AllianceBernstein    AllianceBernstein
                                                                           Premier             Growth and       AllianceBernstein
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                23  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (591)                 (68)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (591)                 (45)                 (18)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,562)                (175)                (644)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (14,120)                (762)                (161)
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (16,682)                (819)                (805)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (17,273)                (864)                (823)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                  149                    3
 Contract Owner Withdrawals                                                      (3,678)                (240)                 (60)
 Net Transfers In (Out) (Note 3)                                                 (5,975)                (351)              (1,209)
 Contract Charges (Note 6)                                                          (20)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,439)                (442)              (1,266)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (26,712)              (1,306)              (2,089)
Net Assets, Beginning of Period                                                  59,507                5,069                2,337
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,795  $             3,763  $               248
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                42  $                 6
 Asset-Based Insurance Charges (Note 6)                                            (238)                (200)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (238)                (158)                 (12)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,618)              (2,036)                 (70)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,442)              (2,371)                (215)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (8,060)              (4,407)                (285)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (8,298)              (4,565)                (297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             130                   44                    1
 Contract Owner Withdrawals                                                      (1,344)              (1,146)                (153)
 Net Transfers In (Out) (Note 3)                                                 (2,022)              (2,476)                 451
 Contract Charges (Note 6)                                                           (8)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,244)              (3,584)                 299
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,542)              (8,149)                   2
Net Assets, Beginning of Period                                                  23,045               19,095                1,069
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,503  $            10,946  $             1,071
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                69  $                 0  $                 3
 Asset-Based Insurance Charges (Note 6)                                            (326)                (117)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (257)                (117)                 (13)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,210)                (573)                 302
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (7,037)              (1,929)                (167)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (9,247)              (2,502)                 135
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,504)              (2,619)                 122
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             275                   94                    5
 Contract Owner Withdrawals                                                      (1,705)                (700)                 (88)
 Net Transfers In (Out) (Note 3)                                                 (6,067)              (1,043)              (3,140)
 Contract Charges (Note 6)                                                          (11)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,508)              (1,653)              (3,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,012)              (4,272)              (3,101)
Net Assets, Beginning of Period                                                  33,902               10,988                3,661
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,890  $             6,716  $               560
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                63  $               616  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (118)                (233)                 (92)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (55)                 383                  (92)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (204)                 120                 (629)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,352)                 431               (1,068)
 Capital Gain Distributions (Note 2)                                                  0                  205                   28
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,556)                 756               (1,669)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,611)               1,139               (1,761)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                  422                  157
 Contract Owner Withdrawals                                                        (292)              (1,236)                (361)
 Net Transfers In (Out) (Note 3)                                                  1,560                7,499               (1,326)
 Contract Charges (Note 6)                                                           (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,443                6,685               (1,530)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (168)               7,824               (3,291)
Net Assets, Beginning of Period                                                   8,367               10,794                5,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,199  $            18,618  $             2,425
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                25
 Asset-Based Insurance Charges (Note 6)                                             (14)                 (13)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (14)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (227)                (167)                 (50)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (98)                (184)                (777)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (325)                (351)                (827)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (339)                (362)                (849)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   12                  117
 Contract Owner Withdrawals                                                        (109)                 (96)                (128)
 Net Transfers In (Out) (Note 3)                                                    629                  260                1,001
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             541                  176                  989
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             202                 (186)                 140
Net Assets, Beginning of Period                                                     429                  666                3,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               631  $               480  $             3,473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                   0                  (40)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                   2                  (40)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                    0                   44
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (254)                   5                   33
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (248)                   5                   77
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (268)                   7                   37
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                    0                   28
 Contract Owner Withdrawals                                                         (62)                   0                 (126)
 Net Transfers In (Out) (Note 3)                                                  3,803                  166                8,608
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,751                  166                8,510
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,483                  173                8,547
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,483  $               173  $             8,547
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                35  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (22)                  (5)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       13                   (5)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                  (42)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (34)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           95                  (39)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    6
 Contract Owner Withdrawals                                                         (73)                 (14)
 Net Transfers In (Out) (Note 3)                                                  6,125                  844
 Contract Charges (Note 6)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,058                  836
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,153                  797
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             6,153  $               797
                                                                    ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (forty-two during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds ") . The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

                Fund            Retirement   Retirement   Retirement
                                   Plus        Power      Optimizer
      Domestic Money Market     Available    Available    Available
      V.I. Fund
      Core Bond V.I. Fund (4)   Available    Available    Available
      High Current Income V.I.  Available       Not          Not
      Fund                                   Available    Available
      Large Cap Core V.I. Fund  Available       Not          Not
      (3)                                    Available    Available
      Small Cap Value V.I.      Available    Available    Available
      Fund
      American Balanced V.I.    Available       Not          Not
      Fund (2)                               Available    Available
      Global Allocation V.I.    Available       Not          Not
      Fund (6)                               Available    Available
      Utilities and Telecom     Available       Not          Not
      V.I. Fund (2)                          Available    Available
      Basic Value V.I. Fund     Available    Available    Available
      Government Bond V.I.      Available    Available    Available
      Fund
      Index 500 V.I. Fund       Available    Available    Available
      Global Growth V.I. Fund   Available       Not          Not
                                             Available    Available
      Large Cap Value V.I.      Available       Not          Not
      Fund                                   Available    Available


      Fundamental Growth V.I.   Available    Available    Available
      Fund
      International Value V.I.  Available    Available    Available
      Fund (1)
      Large Cap Growth V.I.     Available       Not          Not
      Fund (1),(5)                           Available    Available

1. Effective November 21, 2003, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
2. Prior to the periods included in these financial statements, the American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
3.    Following  the close of business on April  30,  2002,  the
      Natural Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
4. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond V.I. Fund.
5. Following the close of business on November 21, 2003, the Focus Twenty V.I. Fund was liquidated and substituted into the Large Cap Growth V.I. Fund.
6. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund.

   - AllianceBernstein Variable Products Series Fund, Inc. - Three of the investment divisions (four during the year) each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management , L.P. Effective March 31, 2003 the Premier Growth Portfolio was renamed the AllianceBerstein Premier Growth Portfolio, the Growth and Income Portfolio was renamed the AllianceBerstein Growth and Income Portfolio, and the Technology Portfolio was renamed the AllianceBernstein Technology Portfolio.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Premier Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio


   - MFS Variable Insurance Trust - One of the investment divisions (three during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS"). The investment advisor to MFS is Massachusetts Financial Services Company.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds("AIM").
      The investment advisor to AIM is AIM Advisors, Inc.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc.
      ("Davis").  The  investment  advisor  to  Davis  is  Davis
      Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available


   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios , Inc. ("American Century") . The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

                     Fund               Retirement  Retirement  Retirement
                                           Plus        Power    Optimizer
      Roszel / J P Morgan Small Cap      Available   Available  Available
      Growth Porfolio
      Roszel / Lord Abbett Bond             Not     Available  Available
      Debenture Portfolio                Available
      Roszel / Lord Abbett Mid Cap Value Available  Available  Available
      Portfolio
      Roszel / PIMCO Small Cap Value     Available  Available  Available
      Portfolio
      Roszel / Seligman Mid Cap Growth   Available  Available  Available
      Portfolio
      Roszel / Delaware Trend Portfolio  Available  Available  Available
      (1),(2)
      Roszel / Lord Abbett Affiliated    Available  Available  Available
      Portfolio (1)
      Roszel / PIMCO CCM Capital         Available  Available  Available
      Appreciation Portfolio (1),(3)

1. The Roszel / Delaware Trend Portfolio, Roszel / Lord Abbett Affiliated Portfolio, and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on May 1, 2003.
2. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.


3. Following the close of business on November 21, 2003, the MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM
      Capital Appreciation Portfolio.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without  regard  to  the  guaranteed  minimum death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.


   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.   NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Domestic Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $            55,693  $            65,246
Core Bond V.I. Fund                                                              20,402               15,182
High Current Income V.I. Fund                                                     3,060                2,489
Large Cap Core V.I. Fund                                                          2,169                3,343
Small Cap Value V.I. Fund                                                         2,651                5,651
American Balanced V.I. Fund                                                         177                1,227
Global Allocation V.I. Fund                                                       5,711                2,797
Utilities and Telecommunications V.I. Fund                                           79                  545
Basic Value V.I. Fund                                                             4,852                8,713
Government Bond V.I. Fund                                                         7,733               21,262
Developing Capital Markets V.I. Fund                                                 31                2,271
Index 500 V.I. Fund                                                              11,616                7,370
Global Growth V.I. Fund                                                             460                  845
Focus Twenty V.I. Fund                                                                2                  420
Large Cap Value V.I. Fund                                                         1,753                1,690
Fundamental Growth V.I. Fund                                                      4,166               10,307
International Value V.I. Fund                                                    32,971               32,539
Large Cap Growth V.I. Fund                                                        5,532                4,829
AllianceBernstein Quasar Portfolio                                                   25                3,331
AllianceBernstein Premier Growth Portfolio                                        1,817                5,910
AllianceBernstein Growth and Income Portfolio                                       518                1,448
AllianceBernstein Technology Portfolio                                              965                  312
MFS Emerging Growth Series                                                          488                2,166
MFS Research Series                                                                 117               12,379
MFS Investors Trust Series                                                           29                1,188
AIM V.I. Premier Equity Fund                                                        142                2,924
AIM V.I. Capital Appreciation Fund                                                  180                1,451
AIM V.I. International Growth Fund                                                9,092                9,093
Davis Value Portfolio                                                             5,683                1,547
Total Return Portfolio                                                           29,704               14,343
Seligman Small-Cap Value Portfolio                                                1,805                3,014
Delaware VIP Trend Series                                                            90                  862
Emerging Growth Portfolio                                                            24                  145
VP International Fund                                                               330                  622
Roszel / JP Morgan Small Cap Growth Portfolio                                     1,495                  802
Roszel / Lord Abbett Bond Debenture Portfolio                                     1,210                  125
Roszel / Lord Abbett Mid Cap Value Portfolio                                      6,323                6,617
Roszel / PIMCO Small Cap Value Portfolio                                          4,665                5,624
Roszel / Seligman Mid Cap Growth Portfolio                                          815                  150
Roszel / Delaware Trend Portfolio                                                 3,724                  166
Roszel / Lord Abbett Affiliated Portfolio                                         4,960                1,180
Roszel / PIMCO CCM Capital Appreciation Portfolio                                11,640                  263
                                                                    -------------------- --------------------
                                                                    $           244,899  $           262,388
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,826 $     9.92 $    13.68 $     36,355      0.73 %      1.35 %    1.59 %     -0.86 %    -0.67 %
    2002            3,570      10.01      13.77       45,908      1.47        1.35      1.59       -0.12       0.07
    2001            4,171      10.01      13.75       52,632      3.64        1.35      1.59        0.09       2.45
    2000            2,467      13.41      13.41       33,085                  1.35      1.35        4.38       4.58
    1999            2,623      12.82      12.82       33,625                  1.35      1.35        3.39       3.39

Core Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,423 $    10.83 $    18.79 $     58,273      3.78 %      1.35 %    1.59 %      3.11 %     3.30 %
    2002            2,910      10.50      18.18       52,672      4.74        1.35      1.59        7.84       8.05
    2001            3,040      16.82      16.82       51,139      5.53        1.35      1.35        5.14       5.14
    2000            2,565      15.98      15.98       40,995                  1.35      1.35        8.43       8.43
    1999            2,879      14.72      14.72       42,373                  1.35      1.35       -3.76      -3.76



5. UNIT VALUES (Continued)

High Current Income V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,141 $    19.55 $    19.55 $     22,312      8.67 %      1.35 %    1.35 %     26.33 %    26.33 %
    2002            1,193      15.47      15.47       18,451     10.35        1.35      1.35       -2.83      -2.83
    2001            1,503      15.91      15.91       23,924     10.67        1.35      1.35        2.51       2.51
    2000            1,727      15.51      15.51       26,788                  1.35      1.35       -8.42      -8.42
    1999            1,879      16.92      16.92       31,785                  1.35      1.35        4.43       4.43

Large Cap Core V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,726 $    24.95 $    24.95 $     43,054      0.41 %      1.35 %    1.35 %     29.70 %    29.70 %
    2002            1,768      19.23      19.23       33,988      0.76        1.35      1.35      -18.14     -18.14
    2001            1,867      23.47      23.47       43,836      0.70        1.35      1.35       -8.73      -8.73
    2000            2,051      25.70      25.70       52,720                  1.35      1.35      -11.15     -11.15
    1999            2,191      28.89      28.89       63,309                  1.35      1.35       29.54      29.54

Small Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,258 $    12.06 $    31.46 $     39,297      0.38 %      1.35 %    1.59 %     40.66 %    40.93 %
    2002            1,385       8.57      22.31       30,516      0.00        1.35      1.59      -24.96     -24.82
    2001            1,671      29.66      29.66       49,565      4.67        1.35      1.35       28.00      28.00
    2000            1,718      23.15      23.15       39,763                  1.35      1.35       13.10      13.10
    1999            1,677      20.45      20.45       34,303                  1.35      1.35       32.22      32.22



5. UNIT VALUES (Continued)

American Balanced V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              463 $    18.19 $    18.19 $      8,411      2.23 %      1.35 %    1.35 %     19.86 %    19.86 %
    2002              532      15.16      15.16        8,066      2.57        1.35      1.35      -14.88     -14.88
    2001              634      17.81      17.81       11,286      2.55        1.35      1.35       -8.73      -8.73
    2000              587      19.49      19.49       11,433                  1.35      1.35       -3.09      -3.09
    1999              703      20.09      20.09       14,129                  1.35      1.35        7.16       7.16

Natural Resources Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001               40      15.29      15.29          609      0.14        1.35      1.35      -12.28     -12.28
    2000               49      17.42      17.42          849                  1.35      1.35       37.17      37.17
    1999               53      12.68      12.68          676                  1.35      1.35       24.94      24.94

Global Allocation V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,842 $    19.68 $    19.68 $     36,243      3.36 %      1.35 %    1.35 %     32.82 %    32.82 %
    2002            1,722      14.81      14.81       25,503      3.32        1.35      1.35       -9.42      -9.42
    2001            1,822      16.34      16.34       29,786      1.39        1.35      1.35      -10.18     -10.18
    2000            2,084      18.18      18.18       37,885                  1.35      1.35      -10.92     -10.92
    1999            2,343      20.38      20.38       47,752                  1.35      1.35       19.63      19.63



5. UNIT VALUES (Continued)

Utilities and Telecommunications V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              165 $    17.12 $    17.12 $      2,823      3.00 %      1.35 %    1.35 %     18.52 %    18.52 %
    2002              199      14.44      14.44        2,878      3.41        1.35      1.35      -19.90     -19.90
    2001              267      18.01      18.01        4,810      4.59        1.35      1.35      -15.26     -15.26
    2000              308      21.24      21.24        6,538                  1.35      1.35       -4.11      -4.11
    1999              356      22.12      22.12        7,864                  1.35      1.35       11.01      11.01

International Equity Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              677      13.20      13.20        8,937                  1.35      1.35      -18.47     -18.47
    1999              765      16.18      16.18       12,374                  1.35      1.35       35.65      35.65

Global Bond Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001              186      11.68      11.68        2,179      3.46        1.35      1.35       -4.60      -4.60
    2000              220      12.23      12.23        2,691                  1.35      1.35       -1.07      -1.07
    1999              267      12.35      12.35        3,297                  1.35      1.35       -9.50      -9.50



5. UNIT VALUES (Continued)

Basic Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,040 $    11.90 $    30.31 $     80,897      1.18 %      1.35 %    1.59 %     31.13 %    31.38 %
    2002            3,157       9.08      23.06       65,038      1.02        1.35      1.59      -19.07     -18.91
    2001            2,969      11.21      28.42       78,710      4.11        1.35      1.59        2.60      14.13
    2000            2,529      27.63      27.63       69,878                  1.35      1.59        9.29      11.03
    1999            2,506      24.86      24.86       62,297                  1.35      1.35       19.37      19.37

Government Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,114 $    10.73 $    16.40 $     32,658      3.62 %      1.35 %    1.59 %      0.46 %     0.65 %
    2002            3,289      10.67      16.29       47,681      5.86        1.35      1.59        8.05       8.25
    2001            2,559       9.87      15.04       35,481      5.50        1.35      1.59       -1.26       5.48
    2000            1,643      14.24      14.24       23,396                  1.35      1.35        9.90       9.90
    1999            1,843      12.95      12.95       23,861                  1.35      1.35       -3.21      -3.21

Developing Capital Markets V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              259       6.54       6.54        1,693      0.39        1.35      1.35      -11.49     -11.49
    2001              302       7.38       7.38        2,231      0.89        1.35      1.35        0.00       0.00
    2000              340       7.37       7.37        2,506                  1.35      1.35      -29.72     -29.72
    1999              556      10.48      10.48        5,827                  1.35      1.35       63.14      63.14



5. UNIT VALUES (Continued)

Index 500 V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,018 $     7.25 $    14.95 $     37,019      1.46 %      1.35 %    1.59 %     26.12 %    26.36 %
    2002            2,261       5.75      11.82       24,666      1.22        1.35      1.59      -23.63     -23.48
    2001            2,574       7.53      15.44       36,127      0.97        1.35      1.59      -13.67       7.00
    2000            2,205      17.85      17.85       39,355                  1.35      1.35      -10.67     -10.67
    1999            2,180      19.96      19.96       43,515                  1.35      1.35       18.77      18.77

Global Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              670 $     8.79 $     8.79 $      5,887      1.08 %      1.35 %    1.35 %     31.70 %    31.70 %
    2002              726       6.67       6.67        4,840      0.11        1.35      1.35      -28.74     -28.74
    2001              875       9.35       9.35        8,188      0.59        1.35      1.35      -24.15     -24.15
    2000            1,423      12.32      12.32       17,529                  1.35      1.35      -16.22     -16.22
    1999              796      14.69      14.69       11,698                  1.35      1.35       36.70      36.70


Balanced Capital Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              190      10.82      10.82        2,054                  1.35      1.35        4.90       4.90
    1999              165      10.30      10.30        1,704                  1.35      1.35        6.30       6.30



5. UNIT VALUES (Continued)

Focus Twenty V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              246       1.37       1.37          337      0.00        1.35      1.35      -39.81     -39.81
    2001              448       2.27       2.27        1,016      0.00        1.35      1.35      -69.69     -69.69
    2000              730       7.47       7.47        5,454                  1.35      1.35      -25.35     -25.35

Large Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              512 $    11.20 $    11.20 $      5,734      0.50 %      1.35 %    1.35 %     32.12 %    32.12 %
    2002              492       8.48       8.48        4,174      0.93        1.35      1.35      -13.83     -13.83
    2001               83       9.83       9.83          816      2.03        1.35      1.35       -1.78      -1.78

Fundamental Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,900 $     6.64 $     9.50 $     14,699      0.11 %      1.35 %    1.59 %     25.97 %    26.20 %
    2002            3,039       5.27       7.54       17,793      0.11        1.35      1.59      -28.66     -28.52
    2001            1,583       7.38      10.56       12,715      1.47        1.35      1.59      -19.42       5.60



5. UNIT VALUES (Continued)

International Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,951 $    10.90 $    12.75 $     23,534      3.47 %      1.35 %    1.59 %     40.00 %    40.26 %
    2002            1,962       7.78       9.10       16,913      3.69        1.35      1.59      -12.94     -12.77
    2001            2,563       8.94      10.45       25,254      4.78        1.35      1.59      -14.29       4.49
    2000            2,132      11.56      11.56       24,649                  1.35      1.35        1.39       1.39
    1999            1,805      11.39      11.39       20,558                  1.35      1.35       19.93      19.93


Large Cap Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              425 $     8.88 $     8.88 $      3,779      0.00 %      1.35 %    1.35 %     32.15 %    32.15 %
    2002              337       6.72       6.72        2,262      0.00        1.35      1.35      -24.46     -24.46
    2001              308       8.89       8.89        2,737      0.04        1.35      1.35      -10.64     -10.64
    2000              284       9.94       9.94        2,823                  1.35      1.35      -17.15     -17.15
    1999               76      11.98      11.98          906                  1.35      1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                               Division matured during the year
    2000              290 $    10.67 $    10.67 $      3,089                  1.35 %    1.35 %     13.54 %    13.54 %



5. UNIT VALUES (Continued)

1999 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                                  Division was not available
    2000                                               Division matured during the year
    1999              574 $     9.39 $     9.39 $      5,386                  1.35 %    1.35 %     -7.34 %    -7.34 %

AllianceBernstein Quasar Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              519       5.31       5.31        2,757      0.00        1.35      1.35      -32.72     -32.72
    2001              998       7.89       7.89        7,874      3.46        1.35      1.35      -14.02     -14.02
    2000            1,111       9.17       9.17       10,190                  1.35      1.35       -7.44      -7.44
    1999              519       9.90       9.90        5,136                  1.35      1.35       15.39      15.39

AllianceBernstein Premier Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,705 $     5.22 $    14.13 $     35,822      0.00 %      1.35 %    1.59 %     21.72 %    21.95 %
    2002            3,016       4.29      11.58       32,795      0.00        1.35      1.59      -31.74     -31.61
    2001            3,674       6.29      16.92       59,507      5.41        1.35      1.59      -18.52       8.66
    2000            3,799      20.72      20.72       78,717                  1.35      1.35      -17.78     -17.78
    1999            3,581      25.17      25.17       90,143                  1.35      1.35       30.41      30.41



5. UNIT VALUES (Continued)

AllianceBernstein Growth and Income Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              356 $    10.62 $    10.66 $      3,787      1.01 %      1.55 %    1.59 %     30.42 %    30.47 %
    2002              461       8.14       8.18        3,763      0.54        1.55      1.59      -23.28     -23.25
    2001              475      10.61      10.66        5,069      1.49        1.55      1.59       -1.24       6.09

AllianceBernstein Technology Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              169 $     6.61 $     6.61 $      1,115      0.00 %      1.35 %    1.35 %     42.08 %    42.08 %
    2002               53       4.65       4.65          248      0.00        1.35      1.35      -42.52     -42.52
    2001              289       8.09       8.09        2,337      0.00        1.35      1.35      -19.18     -19.18

MFS Emerging Growth Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,242 $     4.20 $    11.93 $     13,007      0.00 %      1.35 %    1.59 %     28.18 %    28.42 %
    2002            1,393       3.28       9.28       11,503      0.00        1.35      1.59      -34.81     -34.68
    2001            1,760       5.03      14.21       23,045      0.00        1.35      1.59      -34.54      14.69
    2000            1,856      21.65      21.65       40,193                  1.35      1.35      -20.76     -20.76
    1999            1,525      27.30      27.30       41,631                  1.35      1.35       74.17      74.17



5. UNIT VALUES (Continued)

MFS Research Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002            1,131       9.67       9.67       10,946      0.28        1.35      1.35      -25.59     -25.59
    2001            1,469      12.99      12.99       19,095      1.20        1.35      1.35      -22.39     -22.39
    2000            1,666      16.73      16.73       27,877                  1.35      1.35       -6.22      -6.22
    1999            1,278      17.82      17.82       22,776                  1.35      1.35       22.26      22.26

MFS Investors Trust Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              164       6.20       8.14        1,071      0.53        1.55      1.59      -22.21     -22.18
    2001              134       7.98      10.46        1,069      0.00        1.55      1.59      -17.29       4.64

AIM V.I. Premier Equity Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,438 $     5.66 $    12.93 $     17,886      0.29 %      1.35 %    1.59 %     23.11 %    23.34 %
    2002            1,665       4.59      10.48       16,890      0.29        1.35      1.59      -31.36     -31.23
    2001            2,276       6.69      15.22       33,902      0.12        1.35      1.59      -13.95       6.02
    2000            2,338      17.65      17.65       41,259                  1.35      1.35      -15.87     -15.87
    1999            2,198      20.96      20.96       46,076                  1.35      1.35       28.03      28.03



5. UNIT VALUES (Continued)

AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              600 $    11.96 $    11.96 $      7,176      0.00 %      1.35 %    1.35 %     27.72 %    27.72 %
    2002              717       9.36       9.36        6,716      0.00        1.35      1.35      -25.41     -25.41
    2001              876      12.54      12.54       10,988      0.00        1.35      1.35      -24.39     -24.39
    2000            1,018      16.57      16.57       16,870                  1.35      1.35      -12.19     -12.19
    1999              742      18.86      18.86       13,990                  1.35      1.35       42.53      42.53

AIM V.I. International Growth Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $     6.02 $    10.76 $        718      0.53 %      1.55 %    1.59 %     27.03 %    27.08 %
    2002              113       4.74       8.47          560      0.30        1.55      1.59      -17.01     -16.97
    2001              641       5.71      10.20        3,661     11.13        1.55      1.59      -24.75       1.99

Davis Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,545 $     9.01 $    11.33 $     14,854      0.81 %      1.35 %    1.59 %     27.71 %    27.95 %
    2002            1,098       7.05       8.87        8,199      0.76        1.35      1.59      -17.58     -17.43
    2001              925       8.56      10.76        8,367      1.82        1.35      1.59      -11.82       7.56



5. UNIT VALUES (Continued)

Total Return Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,924 $    10.89 $    12.69 $     34,163      2.80 %      1.35 %    1.59 %      3.39 %     3.58 %
    2002            1,646      10.51      12.27       18,618      4.06        1.35      1.59        7.37       7.57
    2001              946       9.93      11.43       10,794      8.73        1.55      1.59       -0.71       6.67

Seligman Small-Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              136 $    14.74 $    18.14 $      2,321      0.00 %      1.55 %    1.59 %     47.58 %    47.64 %
    2002              205       9.98      12.29        2,425      0.00        1.55      1.59      -16.71     -16.67
    2001              389      11.98      14.75        5,716      0.65        1.55      1.59       19.78      21.56

Delaware VIP Trend Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002               96       5.33       9.26          631      0.00        1.55      1.59      -21.20     -21.17
    2001               63       6.77      11.74          429      0.00        1.55      1.59      -16.68      17.41



5. UNIT VALUES (Continued)

Emerging Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              103 $     4.35 $     8.88 $        461      0.00 %      1.55 %    1.59 %     25.34 %    25.39 %
    2002              137       3.47       7.09          480      0.24        1.55      1.59      -33.55     -33.53
    2001              125       5.22      10.66          666      0.00        1.55      1.59      -32.58       6.58

VP International Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              506 $     7.82 $     7.82 $      3,953      0.75 %      1.35 %    1.35 %     22.78 %    22.78 %
    2002              546       6.37       6.37        3,473      0.72        1.35      1.35      -21.48     -21.48
    2001              411       8.10       8.10        3,333      0.00        1.35      1.35      -19.06     -19.06

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              493 $    11.38 $    11.42 $      5,632      0.00 %      1.35 %    1.59 %     34.90 %    35.16 %
    2002              412       8.43       8.44        3,483      0.00        1.35      1.59      -15.68     -15.62



5. UNIT VALUES (Continued)

Roszel / Lord Abbett Bond Debenture Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $    12.08 $    12.09 $      1,308      5.82 %      1.55 %    1.59 %     15.17 %    15.22 %
    2002               16      10.49      10.49          173      0.00        1.55      1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,008 $    11.00 $    11.04 $     11,118      0.29 %      1.35 %    1.59 %     22.78 %    23.01 %
    2002              953       8.96       8.97        8,547      0.00        1.35      1.59      -10.42     -10.35

Roszel / PIMCO Small Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              491 $    12.21 $    12.26 $      6,002      1.55 %      1.35 %    1.59 %     31.09 %    31.34 %
    2002              661       9.32       9.33        6,153      2.37        1.35      1.59       -6.84      -6.78



5. UNIT VALUES (Continued)

Roszel / Seligman Mid Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              151 $    11.95 $    11.99 $      1,807      0.00 %      1.35 %    1.59 %     31.23 %    31.48 %
    2002               88       9.11       9.12          797      0.00        1.35      1.59       -8.93      -8.87

Roszel / Delaware Trend Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              331 $    12.26 $    12.28 $      4,064      0.00 %      1.35 %    1.59 %     22.59 %    22.73 %

Roszel / Lord Abbett Affiliated Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              362 $    11.98 $    12.00 $      4,344      0.00 %      1.35 %    1.59 %     19.82 %    19.95 %

Roszel / PIMCO CCM Capital Appreciation Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,043 $    11.71 $    11.72 $     12,232      0.00 %      1.35 %    1.59 %     17.05 %    17.18 %



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



6. CHARGES AND FEES (Continued)

  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                      Domestic             Core               High              Large            Small Cap
                                       Money               Bond             Current            Cap Core            Value
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund             V.I Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,171              3,040              1,503              1,867              1,671
Activity during 2002:
     Issued                                  9,531                469                 88                137                650
     Redeemed                              (10,132)              (599)              (398)              (236)              (936)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,570              2,910              1,193              1,768              1,385
Activity during 2003:
     Issued                                  4,931              1,579                 77                103                146
     Redeemed                               (5,675)            (1,066)              (129)              (145)              (273)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             2,826              3,423              1,141              1,726              1,258
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                      American           Natural            Global          Utilities and          Global
                                      Balanced          Resources          Allocation          Telecom              Bond
                                        V.I.              Focus               V.I.               V.I.              Focus
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 634                 40              1,822                267                186
Activity during 2002:
     Issued                                      0                  0                132                  2                  0
     Redeemed                                 (102)               (40)              (232)               (70)              (186)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               532                  0              1,722                199                  0
Activity during 2003:
     Issued                                      0                  0                275                  0                  0
     Redeemed                                  (69)                 0               (155)               (34)                 0
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               463                  0              1,842                165                  0
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Basic            Government         Developing           Index              Global
                                       Value               Bond         Capital Markets          500               Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               2,969              2,559                302              2,574                875
Activity during 2002:
     Issued                                    654              1,575                  0                420                 93
     Redeemed                                 (466)              (845)               (43)              (733)              (242)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,157              3,289                259              2,261                726
Activity during 2003:
     Issued                                    307                397                  0              1,564                 54
     Redeemed                                 (424)            (1,572)              (259)              (807)              (110)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             3,040              2,114                  0              3,018                670
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Focus            Large Cap         Fundamental                            Large Cap
                                       Twenty             Value              Growth         International          Growth
                                        V.I.               V.I.               V.I.            Value V.I.            V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 448                 83              1,583              2,563                308
Activity during 2002:
     Issued                                      2                522              4,896                336                106
     Redeemed                                 (204)              (113)            (3,440)              (937)               (77)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               246                492              3,039              1,962                337
Activity during 2003:
     Issued                                      1                190                652              1,463                235
     Redeemed                                 (247)              (170)            (1,791)            (1,474)              (147)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                512              1,900              1,951                425
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                    AllianceBernstein  AllianceBernstein                            MFS
                                 AllianceBernstein       Premier           Growth and     AllianceBernstein       Emerging
                                       Quasar             Growth             Income           Technology           Growth
                                     Portfolio          Portfolio          Portfolio          Portfolio            Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 998              3,674                475                289              1,760
Activity during 2002:
     Issued                                     51                148                320                 40                751
     Redeemed                                 (530)              (806)              (334)              (276)            (1,118)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               519              3,016                461                 53              1,393
Activity during 2003:
     Issued                                      5                287                 55                176                 56
     Redeemed                                 (524)              (598)              (160)               (60)              (207)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0              2,705                356                169              1,242
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                           MFS             AIM V.I.           AIM V.I.           AIM V.I.
                                        MFS             Investors           Premier            Capital         International
                                      Research            Trust              Equity          Appreciation          Growth
                                       Series             Series              Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               1,469                134              2,276                876                641
Activity during 2002:
     Issued                                     47                 60                 60                 43              6,178
     Redeemed                                 (385)               (30)              (671)              (202)            (6,706)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,131                164              1,665                717                113
Activity during 2003:
     Issued                                      5                  3                 16                 19              1,894
     Redeemed                               (1,136)              (167)              (243)              (136)            (1,899)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                  0              1,438                600                108
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                                            Seligman           Delaware
                                       Davis              Total            Small-Cap             VIP              Emerging
                                       Value              Return             Value              Trend              Growth
                                     Portfolio          Portfolio          Portfolio            Series           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 925                946                389                 63                125
Activity during 2002:
     Issued                                    309              1,520                313                188                161
     Redeemed                                 (136)              (820)              (497)              (155)              (149)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,098              1,646                205                 96                137
Activity during 2003:
     Issued                                    627              2,457                129                 10                  4
     Redeemed                                 (180)            (1,179)              (198)              (106)               (38)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             1,545              2,924                136                  0                103
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                        Roszel /           Roszel /           Roszel /           Roszel /
                                                        JP Morgan         Lord Abbett        Lord Abbett           PIMCO
                                         VP             Small Cap             Bond             Mid Cap           Small Cap
                                   International          Growth           Debenture            Value              Value
                                        Fund            Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 411                  0                  0                  0                  0
Activity during 2002:
     Issued                                    179                489                 21              1,068                684
     Redeemed                                  (44)               (77)                (5)              (115)               (23)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               546                412                 16                953                661
Activity during 2003:
     Issued                                     46                157                103                684                398
     Redeemed                                  (86)               (76)               (11)              (629)              (568)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               506                493                108              1,008                491
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     Roszel /                              Roszel /           Roszel /
                                      Seligman          Roszel /              Lord              PIMCO
                                      Mid Cap            Delaware            Abbett          CCM Capital
                                       Growth             Trend            Affiliated        Appreciation
                                     Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                   0                  0                  0                  0
Activity during 2002:
     Issued                                    104                  0                  0                  0
     Redeemed                                  (16)                 0                  0                  0
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                88                  0                  0                  0
Activity during 2003:
     Issued                                     77                344                460              1,064
     Redeemed                                  (14)               (13)               (98)               (21)
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               151                331                362              1,043
                                 ================== ================== ================== ==================


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account B, comprised of divisions investing in the Domestic Money Market V.I. Fund (commenced operations November 21, 2003) and Reserve Assets V.I. Fund (liquidated following close of business on November 21, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                                                    Domestic
                                                                                                                     Money
                                                                                                                     Market
                                                                                                                   V.I. Fund
                                                                                                            ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Domestic Money Market V.I. Fund, 612,783 shares
         (Cost $612,783)                                                                                    $             612,783
                                                                                                            ----------------------

Total Assets                                                                                                $             612,783
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $             612,783
                                                                                                            ======================

   Units Outstanding (Note 7)                                                                                              41,996
                                                                                                            ======================

   Unit Value                                                                                               $               14.59
                                                                                                            ======================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                 Divisions Investing In
                                                                                     ====================== ======================
                                                                                             Domestic
                                                                                              Money                 Reserve
                                                                                              Market                 Assets
                                                                                               V.I.                   V.I.
                                                                                               Fund                   Fund
                                                                                     ====================== ======================

Investment Loss:
 Ordinary Dividends (Note 2)                                                         $                 416  $               2,634
 Mortality and Expense Charges (Note 6)                                                               (437)                (3,640)
                                                                                     ---------------------- ----------------------
  Net Investment Loss                                                                                  (21)                (1,006)
                                                                                     ---------------------- ----------------------

Net Decrease in Net Assets
 Resulting from Operations                                                                             (21)                (1,006)
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  0                    945
 Contract Owner Withdrawals                                                                       (287,863)            (2,771,048)
 Transfers In (Note 3)                                                                             900,673              2,187,552
 Contract Charges (Note 6)                                                                              (6)                  (163)
                                                                                     ---------------------- ----------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                                            612,804               (582,714)
                                                                                     ---------------------- ----------------------
Total Increase (Decrease) in Net Assets                                                            612,783               (583,720)
Net Assets, Beginning of Period                                                                          0                583,720
                                                                                     ---------------------- ----------------------
Net Assets, End of Period                                                            $             612,783  $                   0
                                                                                     ====================== ======================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                     Division Investing In
                                                                                     ======================

                                                                                             Reserve
                                                                                              Assets
                                                                                               V.I.
                                                                                               Fund
                                                                                     ======================

Investment Income:
 Ordinary Dividends (Note 2)                                                         $               8,771
 Mortality and Expense Charges (Note 6)                                                             (4,560)
                                                                                     ----------------------
  Net Investment Income                                                                              4,211
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                           4,211
                                                                                     ----------------------
Contract Transactions:
 Contract Owner Withdrawals                                                                     (3,394,155)
 Transfers In (Note 3)                                                                           3,138,008
 Contract Charges (Note 6)                                                                            (206)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                           (256,353)
                                                                                     ----------------------
Total Decrease in Net Assets                                                                      (252,142)
Net Assets, Beginning of Period                                                                    835,862
                                                                                     ----------------------
Net Assets, End of Period                                                            $             583,720
                                                                                     ======================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Domestic Money Market V.I. Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Domestic Money Market V.I. Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business
   ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  B provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without  regard to  the  guaranteed  minimum  death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The  operations  of Separate Account B are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3.   TRANSFERS IN

  Transfers in include transfers from the investment divisions of ML of New York Variable Annuity Separate Account A.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           618,158  $             5,375
Reserve Assets V.I. Fund                                                        101,125              684,845
                                                                    -------------------- --------------------
                                                                    $           719,283  $           690,220
                                                                    ==================== ====================



5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Domestic Money Market V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2003              41,996   $      14.59   $    612,783            0.62%               0.65%          -0.21%

Reserve Assets V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2003                   0   $       0.00   $          0            0.00%               0.00%           0.00%
       2002              39,940          14.62        583,720            1.25                0.65            0.52
       2001              57,520          14.53        835,862            3.78                0.65            3.07
       2000              83,239          14.09      1,172,961                                0.65            5.17
       1999              86,356          13.39      1,156,311                                0.65            4.02



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.


  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 0.65% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2003 and 2002 were as follows:

                                                           Domestic
                                                             Money            Reserve
                                                            Market            Assets
                                                            V.I.              V.I.
                                                             Fund              Fund
                                                       ================= =================

Outstanding at January 1, 2002                                        0            57,520
Activity during 2002:
     Issued                                                           0             7,567
     Redeemed                                                         0           (25,147)
                                                       ----------------- -----------------

Outstanding at December 31, 2002                                      0            39,940
Activity during 2003:
     Issued                                                      42,493             6,743
     Redeemed                                                      (497)          (46,683)
                                                       ----------------- -----------------

Outstanding at December 31, 2003                                 41,996                 0
                                                       ================= =================


INDEPENDENT AUDITORS' REPORT


The Board of Directors of
ML Life Insurance Company of New York:


We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche, LLP
New York, New York


March 1, 2004

--------------------------------------------------------------------------------

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)
--------------------------------------------------------------------------------

ASSETS                                                                                             2003                 2002
--------------------------------------------------------------------------------------     -----------------    ------------------
INVESTMENTS:
   Fixed maturity securities, at estimated fair value (amortized cost: 2003 - $177,770;
      2002 - $161,708)                                                                     $         182,182    $          165,467
   Equity securities, at estimated fair value (cost: 2003 - $0; 2002 - $5,896)                            --                 5,625
   Policy loans on insurance contracts                                                                80,992                86,603
                                                                                           -----------------    ------------------
      Total Investments                                                                              263,174               257,695
CASH AND CASH EQUIVALENTS                                                                             12,338                23,092
ACCRUED INVESTMENT INCOME                                                                              4,332                 4,845
DEFERRED POLICY ACQUISITION COSTS                                                                     25,035                27,522
FEDERAL INCOME TAXES -- CURRENT                                                                           --                 1,504
OTHER ASSETS                                                                                           3,648                 4,143
SEPARATE ACCOUNTS ASSETS                                                                             943,233               810,384
                                                                                           -----------------    ------------------
TOTAL ASSETS                                                                               $       1,251,760    $        1,129,185
                                                                                           =================    ==================

                                                                     (Continued)
See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)
--------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                                             2003                 2002
---------------------------------------------------------------------------------          -----------------    ------------------
LIABILITIES:
   POLICYHOLDER LIABILITIES AND ACCRUALS:
      Policyholders' account balances                                                      $         216,197    $          232,908
      Claims and claims settlement expenses                                                            4,071                 3,289
                                                                                           -----------------    ------------------
         Total policyholder liabilities and accruals                                                 220,268               236,197
   OTHER POLICYHOLDER FUNDS                                                                            2,114                   787
   FEDERAL INCOME TAXES -- DEFERRED                                                                    4,698                 6,890
   FEDERAL INCOME TAXES -- CURRENT                                                                     1,092                    --
   AFFILIATED PAYABLES -- NET                                                                          2,460                 2,103
   OTHER LIABILITIES                                                                                      28                   498
   SEPARATE ACCOUNTS LIABILITIES                                                                     943,233               810,384
                                                                                           -----------------    ------------------
         Total Liabilities                                                                         1,173,893             1,056,859
                                                                                           -----------------    ------------------
STOCKHOLDER'S EQUITY:
   Common stock, $10 par value - 220,000 shares authorized, issued and outstanding                     2,200                 2,200
   Additional paid-in capital                                                                         52,310                52,310
   Retained earnings                                                                                  22,006                17,627
   Accumulated other comprehensive income                                                              1,351                   189
                                                                                           -----------------    ------------------
         Total Stockholder's Equity                                                                   77,867                72,326
                                                                                           -----------------    ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                 $       1,251,760    $        1,129,185
                                                                                           =================    ==================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 (Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                        2003             2002             2001
                                                                                    -------------    -------------    -------------
REVENUES:
   Policy charge revenue                                                            $      16,388    $      17,963    $      18,723
   Net investment income                                                                   12,775           14,583           15,870
   Net realized investment gains (losses)                                                     633          (3,158)          (2,477)
                                                                                    -------------    -------------    -------------
      Total Revenues                                                                       29,796           29,388           32,116
                                                                                    -------------    -------------    -------------
BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                                     9,756           10,610           10,925
   Policy benefits (net of reinsurance recoveries: 2003 - $705; 2002 - $959;
     2001 - $648)                                                                           4,027            4,486            3,050
   Reinsurance premium ceded                                                                1,577            1,748            1,947
   Amortization of deferred policy acquisition costs                                        4,810            5,467            3,500
   Insurance expenses and taxes                                                             3,552            3,336            4,820
                                                                                    -------------    -------------    -------------
      Total Benefits and Expenses                                                          23,722           25,647           24,242
                                                                                    -------------    -------------    -------------
      Net Earnings Before Federal Income Tax Provision                                      6,074            3,741            7,874
                                                                                    -------------    -------------    -------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                                  4,513          (2,833)            1,243
   Deferred                                                                               (2,818)            3,423            2,302
                                                                                    -------------    -------------    -------------
      Total Federal Income Tax Provision                                                    1,695              590            3,545
                                                                                    -------------    -------------    -------------
NET EARNINGS                                                                        $       4,379    $       3,151    $       4,329
                                                                                    =============    =============    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                          2003          2002            2001
                                                                                      -----------    ----------    -------------
NET EARNINGS                                                                          $     4,379    $    3,151    $       4,329
                                                                                      -----------    ----------    -------------
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                       1,245          (237)             936
      Reclassification adjustment for (gains) losses included in net earnings                (321)        3,160            2,238
                                                                                      -----------    ----------    -------------
      Net unrealized gains on investment securities                                           924         2,923            3,174
      Adjustments for:
         Policyholder liabilities                                                             864          (880)            (228)
         Deferred federal income taxes                                                       (626)         (715)          (1,031)
                                                                                      -----------    ----------    -------------
   Total other comprehensive income, net of tax                                             1,162         1,328            1,915
                                                                                      -----------    ----------    -------------
COMPREHENSIVE INCOME                                                                  $     5,541    $    4,479    $       6,244
                                                                                      ===========    ==========    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                                      ACCUMULATED
                                                                  ADDITIONAL                             OTHER          TOTAL
                                                    COMMON         PAID-IN          RETAINED         COMPREHENSIVE   STOCKHOLDER'S
                                                    STOCK          CAPITAL          EARNINGS         INCOME (LOSS)      EQUITY
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, JANUARY 1, 2001                          $     2,200    $      52,310    $      10,147     $      (3,054)    $   61,603
   Net earnings                                                                           4,329                            4,329
   Other comprehensive income, net of tax                                                                   1,915          1,915
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2001                              2,200           52,310           14,476            (1,139)        67,847
   Net earnings                                                                           3,151                            3,151
   Other comprehensive income, net of tax                                                                   1,328          1,328
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2002                              2,200           52,310           17,627               189         72,326
   Net earnings                                                                           4,379                            4,379
   Other comprehensive income, net of tax                                                                   1,162          1,162
                                                  -----------    -------------    -------------     -------------     ----------
BALANCE, DECEMBER 31, 2003                        $     2,200    $      52,310    $      22,006     $       1,351     $   77,867
                                                  ===========    =============    =============     =============     ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                             2003            2002            2001
                                                                                           --------         -------         -------
Cash Flows From Operating Activities:
   Net earnings                                                                      $        4,379    $      3,151    $      4,329
   Noncash items included in earnings:
      Amortization of deferred policy acquisition costs                                       4,810           5,467           3,500
      Capitalization of policy acquisition costs                                             (2,323)         (2,074)         (4,220)
      Amortization of investments                                                               689             837             307
      Interest credited to policyholders' account balances                                    9,756          10,610          10,925
      Provision (benefit) for deferred Federal income tax                                    (2,818)          3,423           2,302
   (Increase) decrease in operating assets:
      Accrued investment income                                                                 513            (197)            (27)
      Federal income taxes -- current                                                         1,504          (1,504)             62
      Other                                                                                     495               6           1,928
   Increase (decrease) in operating liabilities:
      Claims and claims settlement expenses                                                     782            (820)           (829)
      Other policyholder funds                                                                1,327            (338)            139
      Federal income taxes -- current                                                         1,092            (295)            295
      Affiliated payables -- net                                                                357           1,644            (467)
      Other                                                                                    (470)           (483)         (1,198)
   Other operating activities:
      Net realized investment (gains) losses (excluding gains on cash and cash
         equivalents)                                                                          (633)          3,158           2,478
                                                                                           --------         -------         -------
         Net cash and cash equivalents provided by operating activities                      19,460          22,585          19,524
                                                                                           --------         -------         -------
Cash Flow From Investing Activities:
   Proceeds from (payments for):
      Sales of available-for-sale securities                                                 38,922          32,338          24,345
      Maturities of available-for-sale securities                                            60,331          24,996          31,446
      Purchases of available-for-sale securities                                           (109,475)        (74,117)        (52,428)
      Policy loans on insurance contracts                                                     5,611           6,364          (2,600)
                                                                                           --------         -------         -------
         Net cash and cash equivalents provided by (used in) investing activities            (4,611)        (10,419)            763
                                                                                           --------         -------         -------

See accompanying notes to financial statements.                     (Continued)

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                                          2003            2002              2001
                                                                                         -------         -------          --------
Cash Flows From Financing Activities:
   Proceeds from (payments for):
         Policyholder deposits (excludes internal policy replacement deposits)            57,372          62,927           107,009
         Policyholder withdrawals (including transfers to/from separate accounts)        (82,975)        (72,525)         (126,286)
                                                                                         -------         -------          --------

         Net cash and cash equivalents used in financing activities                      (25,603)         (9,598)          (19,277)
                                                                                         -------         -------          --------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                     (10,754)          2,568             1,010
CASH AND CASH EQUIVALENTS:
      Beginning of year                                                                   23,092          20,524            19,514
                                                                                         -------         -------          --------
      End of year                                                                    $    12,338    $     23,092      $     20,524
                                                                                         =======         =======          ========
Supplementary Disclosure of Cash Flow Information:
      Cash paid to (received from) affiliates for:
            Federal income taxes                                                     $     1,917    $    (1,034)      $        886
            Interest                                                                          18             11                 64

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

        The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

        BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

        The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

        For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

        Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

        REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

        Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income, net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

        For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

        Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

        Policy loans on insurance contracts are stated at unpaid principal balances.

        DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

        Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

        During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                                     2003           2002             2001
                                 ------------     ----------     ------------
        Beginning balance        $      9,703     $   11,341     $     12,765
        Capitalized amounts                --             --               17
        Interest accrued                  728            851              957
        Amortization                  (1,601)        (2,489)          (2,398)
                                 ------------     ----------     ------------
        Ending balance           $      8,830     $    9,703     $     11,341
                                 ============     ==========     ============

        The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

        2004                $ 600
        2005                $ 646
        2006                $ 738
        2007                $ 726
        2008                $ 718

        SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's Statements of Earnings.

        POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

        Interest-sensitive life products                  4.00%
        Interest-sensitive deferred annuities             3.00% -- 7.40%
        Immediate annuities                               3.00% -- 8.80%

        These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

        CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

        INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

        The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

        The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

        ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

        On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1 will approximately result in a $3.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

        In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

        On December 31, 2002, the FASB issued SFAS No.148, Accounting for Stock-Based Compensation -- Transition and Disclosure, an amendment of FASB Statement No. 123, Accounting for Stock Based Compensation. SFAS No. 148 permits three alternative methods for a voluntary transition to the fair value-based method for those entities that adopt the standard prior to the end of fiscal year-end 2003. Beginning in 2004, SFAS No. 148 eliminates prospective application as a method of adoption for reporting stock-based compensation, but continues to permit modified prospective application, which requires the fair value of all unvested awards to be amortized over the remaining service period, as well as restatement of prior years' expense. The transition guidance and disclosure provisions of SFAS No. 148 were effective for fiscal years ending after December 15, 2002. Merrill Lynch & Co. intends to adopt the fair value method of accounting for stock-based compensation under SFAS No. 123 in 2004 using the retroactive restatement method permitted under SFAS No. 148. This will result in additional allocated compensation expense to the Company. The allocation of additional compensation expense is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

        Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                         2003               2002
                                                     --------------    --------------
        Assets:
           Fixed maturity securities (1)             $      182,182    $      165,467
           Equity securities (1)                                 --             5,625
           Policy loans on insurance contracts (2)           80,992            86,603
           Cash and cash equivalents (3)                     12,338            23,092
           Separate Accounts assets (4)                     943,233           810,384
                                                     --------------    --------------
        Total financial instruments                  $    1,218,745    $    1,091,171
                                                     ==============    ==============


        (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $21,702 and $20,353, had an estimated fair value of $22,580 and $18,844, respectively.

        (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

        (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

        (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

        The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:


                                                                                    2003
                                                     --------------------------------------------------------------------
                                                                           GROSS            GROSS            ESTIMATED
                                                       AMORTIZED         UNREALIZED       UNREALIZED            FAIR
                                                          COST             GAINS            LOSSES             VALUE
                                                     ---------------    -------------    -------------    ---------------
        Fixed maturity securities:
           Corporate debt securities                 $       158,415    $       4,420    $       1,082    $       161,753
           U.S. Government and agencies                       15,049              748               --             15,797
           Foreign governments                                 3,005              248                2              3,251
           Mortgage-backed securities                          1,301               90               10              1,381
                                                     ---------------    -------------    -------------    ---------------
              Total fixed maturity securities        $       177,770    $       5,506    $       1,094    $       182,182
                                                     ===============    =============    =============    ===============


                                                                                    2002
                                                     --------------------------------------------------------------------
                                                          COST /            GROSS            GROSS           ESTIMATED
                                                        AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                           COST             GAINS            LOSSES            VALUE
                                                     ---------------    -------------    -------------    ---------------
        Fixed maturity securities:
           Corporate debt securities                  $      137,726    $       4,582    $       2,542   $       139,766
           U.S. Government and agencies                       20,054            1,329               --            21,383
           Foreign governments                                 2,008              205               --             2,213
           Mortgage-backed securities                          1,920              185               --             2,105
                                                     ---------------    -------------    -------------    ---------------
              Total fixed maturity securities         $      161,708    $       6,301    $       2,542   $       165,467

        Equity securities:
           Non-redeemable preferred stocks            $        5,896    $          35    $         306   $         5,625
                                                     ===============    =============    =============    ===============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                               LESS THAN 12 MONTHS       MORE THAN 12 MONTHS               TOTAL
                                              ----------------------   -------------------------   ------------------------
                                              ESTIMATED   UNREALIZED   ESTIMATED      UNREALIZED   ESTIMATED     UNREALIZED
                                              FAIR VALUE    LOSSES     FAIR VALUE       LOSSES     FAIR VALUE      LOSSES
                                              ---------     ------     ----------      --------    ----------    ---------
Fixed Maturity Securities:
   Corporate debt securities                  $  37,273     $  856     $    1,227      $    226    $   38,500    $   1,082
   Foreign governments                              997          2             --            --           997            2
   Mortgage-backed securities                       604         10             --            --           604           10
                                              ---------     ------     ----------      --------    ----------    ---------
Total temporarily impaired securities         $  38,874     $  868     $    1,227      $    226    $   40,101    $   1,094
                                              =========     ======     ==========      ========    ==========    =========

        Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

        Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $786, $3,503, and $405 for the years ended December 31, 2003, 2002, and 2001 respectively.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                         ESTIMATED
                                                          AMORTIZED        FAIR
                                                            COST          VALUE
                                                       ------------    -----------
        Fixed maturity securities:
           Due in one year or less                     $     20,935    $    21,123
           Due after one year through five years            138,415        141,602
           Due after five years through ten years             8,437          8,809
           Due after ten years                                8,682          9,267
                                                       ------------    -----------
                                                            176,469        180,801
           Mortgage-backed securities                         1,301          1,381
                                                       ------------    -----------
              Total fixed maturity securities          $    177,770    $   182,182
                                                       ============    ===========

        Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                  ESTIMATED
                                                 AMORTIZED          FAIR
                                                    COST            VALUE
                                                ------------     -----------
        AAA                                     $     52,686     $    54,211
        AA                                            29,903          30,067
        A                                             75,576          78,176
        BBB                                           18,211          18,395
        Non-investment grade                           1,394           1,333
                                                ------------     -----------
           Total fixed maturity securities      $    177,770     $   182,182
                                                ============     ===========

        The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income as of December 31 were as follows:

                                                        2003            2002
                                                    ------------    ------------
        Assets:
           Fixed maturity securities                $      4,412    $      3,759
           Equity securities                                  --            (271)
                                                    ------------    ------------
                                                           4,412           3,488
                                                    ------------    ------------
        Liabilities:
           Policyholders' account balances                 2,334           3,198
           Federal income taxes -- deferred                  727             101
                                                    ------------    ------------
                                                           3,061           3,299
                                                    ------------    ------------
        Stockholder's equity:
           Accumulated other comprehensive income   $      1,351    $        189
                                                    ============    ============

        Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                2003           2002           2001
                                                ----           ----           ----
        Proceeds                           $   38,922     $   32,338     $   24,345
        Gross realized investment gains         2,485          1,259            223
        Gross realized investment losses        1,852          4,417          2,701

        The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $7,903, $12,335 and $8,739 for the years ended December 31, 2003, 2002, and 2001, respectively.

        The Company had investment securities with a carrying value of $959 that were deposited with insurance regulatory authorities at both December 31, 2003 and 2002.

        Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

        Net investment income arose from the following sources for the years ended December 31:

                                                   2003            2002           2001
                                                -----------     ----------     ----------
        Fixed maturity securities               $     8,589     $    9,131     $    9,929
        Equity securities                               206            855          1,104
        Policy loans on insurance contracts           4,004          4,400          4,440
        Cash and cash equivalents                       221            410            760
        Other                                            52             72              1
                                                -----------     ----------     ----------
        Gross investment income                      13,072         14,868         16,234
        Less investment expenses                       (297)          (285)          (364)
                                                -----------     ----------     ----------
        Net investment income                   $    12,775     $   14,583     $   15,870
                                                ===========     ==========     ==========

        Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                     2003           2002           2001
                                                   ---------     ----------     ----------
        Fixed maturity securities                  $     460     $   (3,642)    $   (2,458)
        Equity securities                                173            484            (20)
        Cash and cash equivalents                         --             --              1
                                                   ---------     ----------     ----------
        Net realized investment gains (losses)     $     633     $   (3,158)    $   (2,477)
                                                   =========     ==========     ==========

NOTE 4. FEDERAL INCOME TAXES

        The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                             2003       2002        2001
                                                                          --------    --------    --------
        Provision for income taxes computed at Federal statutory rate     $  2,126    $  1,309    $  2,756
        Increase (decrease) in income taxes resulting from:
           Dividend received deduction                                        (243)       (707)        (78)
           Foreign tax credit                                                 (188)        (12)         17
           Interest adjustments                                                 --          --         832
           Non-deductible fees                                                  --          --          18
                                                                          --------    --------    --------
        Federal income tax provision                                      $  1,695    $    590    $  3,545
                                                                          ========    ========    ========

        The Federal statutory rate for each of the three years ended December 31 was 35%.

        The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                                 2003          2002         2001
                                                              ----------     ---------    --------
        Policyholders' account balances                       $   (2,308)    $   4,335    $  1,859
        Deferred policy acquisition costs                           (508)         (852)        440
        Investment adjustments                                        (2)          (60)          3
                                                              ----------     ---------    --------
        Deferred Federal income tax provision (benefit)       $   (2,818)    $   3,423    $  2,302
                                                              ==========     =========    ========

        Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                           2003          2002
                                                                        -----------    ----------
        Deferred tax assets:
           Investment adjustments                                       $     1,446    $    1,444
           Policyholders' account balances                                      924            --
                                                                        -----------    ----------
                 Total deferred tax assets                                    2,370         1,444
                                                                        ===========    ==========
        Deferred tax liabilities:
           Deferred policy acquisition costs                                  6,341         6,849
           Net unrealized investment gain on investment securities              727           101
           Policyholders' account balances                                       --         1,384
                                                                        -----------    ----------
                 Total deferred tax liabilities                               7,068         8,334
                                                                        -----------    ----------
                 Net deferred tax liability                             $     4,698    $    6,890
                                                                        ===========    ==========


        The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

        Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $124 that can be drawn upon for delinquent reinsurance recoverables.

        As of December 31, 2003, the Company had the following life insurance inforce:

                                                                                                             PERCENTAGE
                                                          CEDED TO           ASSUMED                          OF AMOUNT
                                        GROSS              OTHER           FROM OTHER            NET         ASSUMED TO
                                       AMOUNT             COMPANIES         COMPANIES           AMOUNT          NET
                                       ------             ---------         ---------           ------          ---
        Life insurance inforce      $   692,752        $   101,108         $   1,976       $    593,620         0.3%

        The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

        In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 2% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 6. RELATED PARTY TRANSACTIONS

        The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,431, $3,412 and $4,963 for 2003, 2002 and 2001 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $18, $11 and $64 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

        The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $171, $150 and $145 for 2003, 2002 and 2001, respectively.

        During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $101 and $22 during 2003 and 2002, respectively.

        The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,267, $1,902 and $3,910 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

        While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

        Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2003, 2002 or 2001.

        Statutory capital and surplus at December 31, 2003 and 2002, was $28,371, and $21,411, respectively. At December 31, 2003 and 2002, approximately $2,617 and $1,921, respectively, of stockholder's equity was available for distribution to MLIG.

        Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $6,567, ($13,824) and $348,
        respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

        The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

        The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003, and 2002, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

        State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

        In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

        In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

        The following table summarizes each business segment's contribution to the consolidated amounts:

                                                                  LIFE
        2003                                                    INSURANCE     ANNUITIES       OTHER         TOTAL
        --------------------------------------------------    -----------    -----------    ----------   -------------
        Net interest spread (a)                               $       485    $     1,697    $      837   $       3,019
        Other revenues                                              7,605          9,416            --          17,021
                                                              -----------    -----------    ----------   -------------
        Net revenues                                                8,090         11,113           837          20,040
                                                              -----------    -----------    ----------   -------------
        Policy benefits                                             2,114          1,913            --           4,027
        Reinsurance premium ceded                                   1,562             15            --           1,577
        Amortization of deferred policy acquisition costs           1,632          3,178            --           4,810
        Other non-interest expenses                                 1,217          2,335            --           3,552
                                                              -----------    -----------    ----------   -------------
        Total non-interest expenses                                 6,525          7,441            --          13,966
                                                              -----------    -----------    ----------   -------------
        Net earnings before Federal income tax provision            1,565          3,672           837           6,074
        Federal income tax provision                                  307          1,095           293           1,695
                                                              -----------    -----------    ----------   -------------
        Net earnings                                          $     1,258    $     2,577    $      544   $       4,379
                                                              ===========    ===========    ==========   =============
        Balance Sheet Information:
        Total assets                                          $   397,569    $   831,328    $   22,863   $   1,251,760
        Deferred policy acquisition costs                          10,179         14,856            --          25,035
        Policyholder liabilities and accruals                      93,172        127,096            --         220,268
        Other policyholder funds                                      677          1,437            --           2,114

                                                             LIFE
2002                                                       INSURANCE     ANNUITIES       OTHER         TOTAL
--------------------------------------------------       -----------    -----------    ----------   -------------
Net interest spread (a)                                  $      662    $     2,503    $      808   $       3,973
Other revenues                                                8,440          6,478         (113)          14,805
                                                         -----------    -----------    ----------   -------------
Net revenues                                                  9,102          8,981           695          18,778
                                                         -----------    -----------    ----------   -------------
Policy benefits                                               2,216          2,270            --           4,486
Reinsurance premium ceded                                     1,748             --            --           1,748
Amortization of deferred policy acquisition costs             2,163          3,304            --           5,467
Other non-interest expenses                                   1,225          2,111            --           3,336
                                                         -----------    -----------    ----------   -------------
Total non-interest expenses                                   7,352          7,685            --          15,037
                                                         -----------    -----------    ----------   -------------
Net earnings before Federal income tax provision              1,750          1,296           695           3,741
Federal income tax provision (benefit)                          374            (27)          243             590
                                                         -----------    -----------    ----------   -------------
Net earnings                                             $    1,376    $     1,323    $      452   $       3,151
                                                         ===========    ===========    ==========   =============
Balance Sheet Information:
Total assets                                             $  390,244    $   725,481    $   13,460   $   1,129,185
Deferred policy acquisition costs                            11,760         15,762            --          27,522
Policyholder liabilities and accruals                        99,271        136,926            --         236,197
Other policyholder funds                                        588            199            --             787

                                                             LIFE
2001                                                       INSURANCE     ANNUITIES       OTHER         TOTAL
--------------------------------------------------       -----------    -----------    ----------   -------------
Net interest spread (a)                                  $    1,311    $     2,638    $      996   $        4,945
Other revenues                                                9,028          7,210             8           16,246
                                                         -----------    -----------    ----------   -------------
Net revenues                                                 10,339          9,848         1,004           21,191
                                                         -----------    -----------    ----------   -------------
Policy benefits                                               1,322          1,728            --            3,050
Reinsurance premium ceded                                     1,947             --            --            1,947
Amortization of deferred policy acquisition costs             2,018          1,482            --            3,500
Other non-interest expenses                                   2,055          2,765            --            4,820
                                                         -----------    -----------    ----------   -------------
Total non-interest expenses                                   7,342          5,975            --           13,317
                                                         -----------    -----------    ----------   -------------
Net earnings before Federal income tax provision              2,997          3,873         1,004            7,874
Federal income tax provision                                  1,134          2,060           351            3,545
                                                         -----------    -----------    ----------   -------------
Net earnings                                             $    1,863    $     1,813    $      653   $        4,329
                                                         ===========    ===========    ==========   =============
Balance Sheet Information:
Total assets                                             $  452,156    $   828,087    $   21,397   $    1,301,640
Deferred policy acquisition costs                            13,847         17,068            --           30,915
Policyholder liabilities and accruals                       107,660        127,465            --          235,125
Other policyholder funds                                        686            439            --            1,125

        (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                2003          2002         2001
                                             ---------     ---------    ---------
Life Insurance
   Variable life                             $   8,041     $   8,919    $   9,989
   Interest-sensitive whole life                    49           183          350
                                             ---------     ---------    ---------
   Total Life Insurance                          8,090         9,102       10,339
                                             ---------     ---------    ---------
Annuities
   Variable annuities                            9,587         9,782        9,853
   Interest-sensitive annuities                  1,526          (801)          (5)
                                             ---------     ---------    ---------
   Total Annuities                              11,113         8,981        9,848
                                             ---------     ---------    ---------
Other                                              837           695        1,004
                                             ---------     ---------    ---------
Total                                        $  20,040     $  18,778    $  21,191
                                             =========     =========    =========

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
     (1)           Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2003 and for the two
                    years ended December 31, 2003 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (2)           Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2003 and for the two
                    years ended December 31, 2003 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (3)           Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2003 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement)
(b)  Exhibits
     (1)           Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
     (2)           Not Applicable
     (3)           Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
     (4)  (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                    Annuity Endorsement. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-43654 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).

                      (i)        Tax-Sheltered Annuity Endorsement (Incorporated by Reference to Registrant's Post- Effective
                                  Amendment No. 14 to Form N-4, Registration No. 33-43654 Filed April 16, 1999).
                      (j)        Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 20 to Form N-4, Registration No. 33-43654 Filed August 15,
                                  2002.)
           (5)        (a)        ML Life Insurance Company of New York Variable Annuity Application (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (b)        ML Life Insurance Company of New York Variable Annuity Application (MLNY010) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43654 Filed April 25, 1996).
           (6)        (a)(i)     Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
           (6)        (a)(ii)    Certificate of Amendment of the Charter of ML Life Insurance Company of New York (Incorporated
                                  by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                      (b)        By-Laws of ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
           (7)                   Not Applicable
           (8)        (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed April 28, 1994).
                      (b)        Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life
                                  Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (c)        Management Agreement Between ML Life Insurance Company of New York and Merrill Lynch Asset
                                  Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (d)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (e)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market
                                  Fund (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (f)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Valuation and Purchase Procedures (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).

                      (g)        Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life
                                  Agency (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                                  N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (i)        Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and
                                  Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Registration
                                  Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill
                                  Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5
                                  to Form N-4, Registration No. 33-43654 Filed April 28, 1994).
                      (k)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life
                                  Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (l)        Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors,
                                  Inc., and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43654 Filed April 23, 1997).
                      (m)        Amendment to the Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM
                                  Distributors, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference to
                                  Registrant's Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17,
                                  2000).
                      (n)        Form of Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital
                                  Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (o)        Form of Participation Agreement Among MFS Variable Insurance Trust, ML Life Insurance Company
                                  of New York, and Massachusetts Financial Services Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (p)        Form of Participation Agreement Among ML Life Insurance Company of New York, Hotchkis and
                                  Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                      (q)        Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York,
                                  Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No.
                                  33-43654 Filed May 1, 1998).
                      (r)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                      (s)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).

          (t)      Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated and ML Life Insurance Company of New York (Incorporated by
                   Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                   Registration No. 33-43654 Filed May 1, 1998).
          (u)      Form of Participation Agreement Between Mercury Asset Management V.I. Funds,
                    Inc. and ML Life Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 14 to Form N-4, Registration No.
                    33-43654 Filed April 16, 1999).
          (v)      Form of Amendment to Participation Agreement Among ML Life Insurance Company
                    of New York, Alliance Capital Management L.P., and Alliance Fund
                    Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (w)      Amendment to the Participation Agreement Among ML Life Insurance Company of
                    New York, Alliance Capital Management L.P., and Alliance Fund Distributors,
                    Inc. Dated June 5, 1998. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed
                    May 1, 2000).
          (x)      Amendment to the Participation Agreement Among ML Life Insurance Company of
                    New York, Alliance Capital Management L.P., and Alliance Fund Distributors,
                    Inc. Dated July 22, 1999. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed
                    May 1, 2000).
          (y)      Amendment to Participation Agreement Between ML Life Insurance Company of New
                    York and Hotchkis and Wiley Variable Trust Dated July 22, 1999.
                    (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15
                    to Form N-4, Registration No. 33-43654 Filed May 1, 2000).
          (z)      Form of Participation Agreement Between American Century Investment Services,
                    Inc. and ML Life Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 17 to Form N-4, Registration
                    No. 33-43654 Filed April 30, 2001).
          (aa)     Form of Participation Agreement Between Davis Variable Account Fund, Inc. and
                    ML Life Insurance Company of New York (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000).
          (bb)     Form of Participation Agreement Between ML Life Insurance Company of New York
                    and PIMCO Variable Insurance Trust. (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000.)
          (cc)     Form of Participation Agreement Between Federated Securities Corp., Insurance
                    Series, and ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 333-34894 Filed April 23, 2004.)
          (dd)     Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors
                    LLC, and ML Life Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                    333-34894 Filed April 23, 2004.)
          (ee)     Form of Participation Agreement Between Van Kampen Life Investment Trust and
                    ML Life Insurance Company of New York. (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000.)
     (9)           Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent auditors.
          (c)      Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable

     (12)          Not Applicable
     (13) (a)      Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-43654 Filed March 2,
                    1994).
          (b)      Power of Attorney from Robert L. Israeloff (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (c)      Power of Attorney from Cynthia L. Kahn (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (d)      Power of Attorney from Robert A. King (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (e)      Power of Attorney from Irving M. Pollack (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (f)      Power of Attorney from Barry G. Skolnick (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (g)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to ML Life Insurance Company of New York's
                    Registration Statement on Form S-3, Registration No.
                    333-48983 Filed April 6, 2000).
          (h)      Power of Attorney from Christopher J. Grady (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K, Filed April 2, 2001).
          (i)      Power of Attorney from Joseph Justice (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 Filed September 10, 2001).
          (j)      Power of Attorney from Lori M. Salvo (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 Filed September 10, 2001).
          (k)      Power of Attorney from H. McIntyre Gardner (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 filed September 10, 2001).
          (l)      Power of Attorney from Nikos K. Kardassis (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 filed September 10, 2001).
          (m)      Power of Attorney from Deborah J. Adler (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 333-34894 Filed April 22, 2003).
          (n)      Power of Attorney from Concetta M. Ruggiero (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 333-34894 Filed April 22, 2003).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apartment 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               800 Scudders Mill Road - 3D   Director, President and Chief
                                 Plainsboro, NJ 08536            Executive Officer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Senior Counsel, Director of
                                 Pennington, NJ 08534            Compliance, and Secretary.
Cynthia Kahn Sherman             8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill Road - 3D   Senior Vice President.
                                 Plainsboro, NJ 08536
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor
                                 Pennington, New Jersey 08534


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.





                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan


---------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.



 (6) Held through several intermediate subsidiaries.



 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8) Held through an intermediate subsidiary.



 (9) Held through an intermediate subsidiary.



(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.



(12) Partially owned by another indirect subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of March 19, 2004 was 7,201.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer


---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.


     (c) Not Applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14th Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534.


ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 23rd day of April, 2004.


                                           ML of New York Variable Annuity
                                           Separate Account A
                                                   (Registrant)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


                                           ML Life Insurance Company of
                                           New York
                                                   (Depositor)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Senior Vice President, Senior
---------------------------------------------    Counsel,
                Lori M. Salvo                    Director of Compliance, and Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
10(a)      Written Consent of Sutherland Asbill & Brennan LLP..........   C-15
10(b)      Written Consent of Deloitte & Touche LLP, independent          C-16
             auditors..................................................
10(c)      Written Consent of Barry G. Skolnick, Esq. .................   C-17